UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                       Investment Company Act file number

                                   811-05549

                              Reynolds Funds, Inc.
                              --------------------

               (Exact name of registrant as specified in charter)

                             Wood Island, 3rd Floor
                        80 East Sir Francis Drake Blvd.
                              Larkspur, CA  94939
                              -------------------

              (Address of principal executive offices) (Zip code)

                             Frederick L. Reynolds
                          Reynolds Capital Management
                            Wood Island, Third Floor
                        80 East Sir Francis Drake Blvd.
                          Larkspur, California  94939
                          ---------------------------

                    (Name and address of agent for service)

                                 (415) 461-7860
                                 --------------

              Registrant's telephone number, including area code:

Date of fiscal year end:  September 30

Date of reporting period: March 31, 2006

ITEM 1. REPORTS TO STOCKHOLDERS.
--------------------------------

SEMIANNUAL REPORT
MARCH 31, 2006

                                 REYNOLDS FUNDS
                              NO-LOAD MUTUAL FUNDS

REYNOLDS
BLUE CHIP GROWTH FUND
SEEKING LONG-TERM CAPITAL APPRECIATION

REYNOLDS
OPPORTUNITY FUND
SEEKING LONG-TERM CAPITAL APPRECIATION

REYNOLDS
FUND
SEEKING LONG-TERM CAPITAL APPRECIATION

                                 1-800-773-9665
                             WWW.REYNOLDSFUNDS.COM

                                 REYNOLDS FUNDS

                                                                   May 16, 2006

Dear Fellow Shareholders:

  We appreciate your continued confidence in the Reynolds Funds and would like to welcome our new shareholders.

  The Reynolds Blue Chip Growth, Reynolds Opportunity and Reynolds Fund had strong appreciation for the twelve months ended March 31, 2006:

          March 31, 2005 through March 31, 2006

  Reynolds Blue Chip Growth Fund                      15.09%
  Reynolds Opportunity Fund                           25.08%
  Reynolds Fund                                       29.80%
                   TWELVE MONTH RETURNS

  The Reynolds Blue Chip Growth, Reynolds Opportunity and Reynolds Fund had strong average annualized appreciation for the three years ended March 31, 2006:

          March 31, 2003 through March 31, 2006

  Reynolds Blue Chip Growth Fund                      13.82%
  Reynolds Opportunity Fund                           23.29%
  Reynolds Fund                                       30.31%
              3 YEAR AVERAGE ANNUAL RETURNS

  The strong near term performance of the Reynolds Stock Funds has recently been featured in many financial publications and internet sites including Barron's, Investor's Business Daily, MarketWatch from Dow Jones, Morningstar, MSN Money, The Wall Street Journal, USA Today.com, and Yahoo! Finance.

  This past year can be characterized as a period of many crosscurrents for the U.S. economy including rising interest rates, rising energy prices and a strong domestic economy. The U.S. economy continues in an expansionary mode. Gross Domestic Product (GDP) grew at a 4.8% rate in the three months ended March 31, 2006. GDP is estimated to increase 3.6% in calendar 2006 after increasing 3.5 % in calendar 2005. Inflation increased at a rate of 2.2% in the three months ended March 31, 2006 as measured by the GDP Deflator. Inflation is estimated to increase 3.6% in calendar 2006 after increasing 3.4% in 2005. Spending by consumers and capital spending by companies have been some of the strongest sectors of the economy. In the twelve months ended March 31, 2006 nearly 2.1 million jobs were created.

  The Federal Reserve has raised short-term interest rates sixteen times starting in June 2004. However, long-term interest rates are still at 39 year lows. We believe that raising interest rates has been the correct thing for the Federal Reserve to do. Previously they reduced interest rates to an artificially low level to stimulate the economy. Now that the economy is strong and jobs are being created the Fed needed to move toward a more normal level of interest rates to protect against future economic imbalances including inflation.

  Oil prices have risen 32% in the last 12 months. Higher oil prices are a tax on consumers in terms of higher fuel prices. However, the U.S. economy is now more service oriented and is not as dependent on oil as it was twenty years ago when it was more heavily industrial oriented. Oil consumption currently accounts for 12% of GDP. Twenty years ago it accounted for 18% of GDP. So far, higher oil prices have not appeared to inordinately affect economic growth as the economy is still very strong. However, if oil prices were to go a lot higher than current levels there would be a stronger affect. Other investment considerations have recently included negative geopolitical news including terrorism, hurricane damage, negative events in Iran, Iraq and North Korea, and attempts to slow down China's strong economic growth, which has been a key driver of Asian and worldwide growth.

  In the long run, the strength of the economy and the level of corporate profitability have been key factors in determining the valuations of common stocks. We believe that these factors, which are currently positive, are the more important factors at the present time. Over the long-term, interest rates have usually risen during economic expansions and typically the stock market has appreciated. If interest rates do not go up too much from here (the Federal Reserve seems to be indicating this) it should not be a significant negative for stocks.

             OPPORTUNISTIC INVESTING IN COMPANIES OF VARIOUS SIZES

  The Reynolds Stock Funds invest in companies of various sizes as classified by their market capitalizations. A company's market capitalization is calculated by taking the number of shares the company has outstanding multiplied by its current market price. This is one way that the Reynolds Stock Funds differentiate their investment styles. Other considerations in selecting companies for the portfolios include revenue growth rates, product innovations, financial strength, management's knowledge and experience plus the overall economic and geopolitical environments and interest rates.

REYNOLDS BLUE CHIP GROWTH FUND
Portfolio as of March 31, 2006
------------------------------
Giant                             18.05%
Large                             30.76%
Medium                            33.06%
Small                             16.76%
Micro                              1.37%

REYNOLDS OPPORTUNITY FUND
Portfolio as of March 31, 2006
------------------------------
Giant                              5.99%
Large                              8.14%
Medium                            29.92%
Small                             37.34%
Micro                             18.61%

REYNOLDS FUND
Portfolio as of March 31, 2006
------------------------------
Giant                              1.98%
Large                             10.53%
Medium                            33.09%
Small                             34.38%
Micro                             20.02%

     Source: Morningstar web site and Morningstar Market Cap Breakpoints

     Giant-cap stocks are defined as the group that accounts for the top 40% of the capitalization of the Morningstar domestic stock universe; large-cap stocks represent the next 30%; medium-cap stocks represent the next 20%; and small-cap stocks represent the balance. Micro is defined as smaller than the "small" breakpoint.

     Market caps are the minimum in each cap group; therefore, the minimum large market cap is the large-medium breakpoint and medium is the medium-small breakpoint. As of March 31, 2006 the minimums in each cap group are as follows:
                                               (in millions)
                           Giant                 $40,964.51
                           Large                  $9,112.10
                           Medium                 $1,633.29
                           Small                    $471.77
                           Micro                   <$471.77

LOW INTEREST RATES BY HISTORICAL STANDARDS ARE A SIGNIFICANT POSITIVE FOR STOCK
                                   VALUATIONS

  Since June 2004, the Federal Reserve Board has raised short-term interest rates sixteen times to stabilize the economy. Although interest rates have been rising, they remain at low levels. Low interest rates usually result in higher stock valuations for many reasons including:

  (1) Borrowing costs of corporations are lower resulting in higher business confidence and profits.
  (2) Borrowing costs of individuals are lower which increases consumer confidence and spending.
  (3)  Cash is not as attractive as an alternative investment to stocks.
  (4) A company's stock is usually valued by placing a present value on that company's future stream of earnings and dividends. The present value should be higher when interest and inflation rates are low.

                       THE REYNOLDS BLUE CHIP GROWTH FUND

  The long-term strategy of the Reynolds Blue Chip Growth Fund is to emphasize investment in growth companies. In the long-term these companies build value as their earnings grow. This growth in value should ultimately be recognized in higher stock prices for these companies. The Blue Chip Fund's total return was 7.59% for the three months ended March 31, 2006.

PERFORMANCE HIGHLIGHTS (AS OF MARCH 31, 2006)

                                      CUMULATIVE          AVERAGE ANNUAL
                                     TOTAL RETURN          TOTAL RETURN
                                     ------------         --------------
One Year                                15.09%                15.09%
Three years                             47.46%                13.82%
Five Years                             -12.41%                -2.61%
Ten Years                               69.66%                 5.43%
Since inception (August 12, 1988)      265.15%                 7.62%

                         THE REYNOLDS OPPORTUNITY FUND

  The Reynolds Opportunity Fund usually invests in medium to smaller size growth companies. A long-term investment in the Reynolds Opportunity Fund should be a good complement to a long-term investment in the Reynolds Blue Chip Growth Fund and the Reynolds Fund. The Reynolds Opportunity Fund's total return was 18.86% for the three months ended March 31, 2006.

PERFORMANCE HIGHLIGHTS (AS OF MARCH 31, 2006)

                                      CUMULATIVE          AVERAGE ANNUAL
                                     TOTAL RETURN          TOTAL RETURN
                                     ------------         --------------
One Year                                25.08%                25.08%
Three years                             87.39%                23.29%
Five Years                               2.70%                 0.53%
Ten Years                               61.91%                 4.94%
Since inception (January 30, 1992)     132.53%                 6.14%

                               THE REYNOLDS FUND

  The Reynolds Fund is a general stock fund and is intended to be a long-term investment holding. The Fund may own common stocks of all types and sizes. While the Fund will generally invest in "growth" stocks, it may also invest in "value" stocks. The Reynolds Fund's total return was 24.69% for the three months ended March 31, 2006.

PERFORMANCE HIGHLIGHTS (AS OF MARCH 31, 2006)

                                      CUMULATIVE          AVERAGE ANNUAL
                                     TOTAL RETURN          TOTAL RETURN
                                     ------------         --------------
One Year                                29.80%                29.80%
Three years                            121.27%                30.31%
Five Years                              22.07%                 4.07%
Since inception (October 1, 1999)      -30.30%                -5.40%

                              ECONOMIC DISCUSSION
                               THE WORLD ECONOMY

  There are more than 1.3 billion people in the world who will be experiencing a higher standard of living and using and consuming more products as capitalism grows in China, Eastern Europe, and Russia. Many other countries, such as India and the democratic countries in Latin America, have rapidly emerging middle classes that desire western goods and services and governments that are encouraging foreign investment. Worldwide inflation remains low. There are many reasons for this, including: (1) committed central bankers; (2) fiscal restraint by governments; (3) economic systems are more efficient; (4) cost cutting and restructuring is spreading to many countries; (5) more efficient private-sector operations are replacing inefficient state-run enterprises; and (6) excess capacity exists in many markets.

  The Blue Chip, Opportunity, and Reynolds Funds are well positioned to participate in these long-term worldwide growth trends through their investments in U.S. headquartered and foreign headquartered companies whose stocks or American Depositary Receipts (ADRs) trade in the United States. We have some investments in foreign headquartered companies in the Reynolds Stock Funds at the present time. We are planning on increasing our investments in foreign headquartered companies in the future where we believe that the long-term fundamentals are positive and their stock prices are attractive.

                                THE U.S. ECONOMY

  The U.S. economy continues in a positive mode. The efficiencies of the economy resulting from such things as technology enhancements and productivity increases are impressive.

  Consumer spending represents approximately 65% of GDP and has been a positive. GDP increased 3.5% in 2005 after increasing 4.2% in 2004, 2.7% in 2003, 1.9% in 2002, 0.8% in 2001, 3.7% in 2000 and 4.4% in 1999. GDP is
estimated to increase 3.6% in 2006.

  U.S. inflation is low relative to the last thirty-five years due to such factors as global competition, advances in technology resulting in increasing productivity and technology innovations that are helping to lower production and distribution costs. U.S. inflation increased 3.4% in 2005 after increasing 2.7% in 2004, 2.3% in 2003, 1.6% in 2002, 2.8% in 2001, 3.4% in 2000 and 2.2% in
1999. U.S. inflation is estimated to increase 3.6% in 2006.

                               INVESTMENT OUTLOOK

  There are many investment positives. Among them are: (1) the economy is growing; (2) corporate profits are rising; (3) job growth is strong; (4) interest rate increases appear to be nearing a pause or ending; (5) U.S. industry is more competitive than at any time in the past quarter century and U.S. companies are the leaders in the majority of industries worldwide;
(6) U. S. productivity continues to increase; (7) the Internet is beginning to produce efficiencies; (8) consumer spending and confidence has remained high;
(9) most indicators in the economy are positive; (10) corporate cost cutting has been very successful; (11) price-earnings ratios are in line with historical averages; and (12) Ben Bernanke, who recently replaced Alan Greenspan as head of the Federal Reserve Board, appears to be very capable.

  Some possible investment negatives, which we are watching are: (1) the possibility of higher inflation resulting in such things as higher interest rates; (2) high energy prices; (3) large federal spending and federal deficits;
(4) high housing prices; (5) possible terrorist attacks; (6) U. S. dollar weakness; (7) problems with Iran, Iraq, North Korea and Venezuela; (8) efforts to slow China's economic boom; and (9) possible natural disasters such as hurricanes and earthquakes.

                            LINKED MONEY MARKET FUND

  The First American Treasury Obligations Fund is a money market fund offered by an affiliate of our transfer agent, U.S. Bancorp Fund Services, LLC. This Fund is offered as a money market alternative to our shareholders. The First American Treasury Obligations Fund offers many free shareholder conveniences including automatic investment and withdrawal plans and check writing access to your funds and is linked to any holdings you have in the Reynolds Funds. This Fund will also be included on your quarterly statements.

                      INFORMATION ABOUT THE REYNOLDS FUNDS

  REYNOLDSFUNDS.COM WEB SITE: You can now access current information about your investment holdings via our web site, reynoldsfunds.com. You must first request a personal identification number (PIN) by calling our shareholder service representatives at (800) 773-9665. You will be able to view your account list, account detail (including balances), transaction history, distributions, and current Fund prices. Additional information available (PIN number not needed) includes quarterly updates of the returns of the Reynolds Funds, top ten holdings of each portfolio and industry percentages. Also, detailed statistics and graphs of past performances from a link to MSN Money for the three Reynolds Funds.

  FOR AUTOMATIC CURRENT DAILY NET ASSET VALUES: Call 1-800-773-9665 (1-800-7REYNOLDS) twenty-four hours-a-day, seven days a week and press "any key" then "1". The updated current net asset values for all of the Reynolds Funds are usually available each business day after 5 P.M. (PST).

  FOR FIRST AMERICAN TREASURY OBLIGATIONS FUND CURRENT ONE AND SEVEN DAY
YIELDS: Call 1-800-773-9665 and press "any key" then "1".

  FOR SHAREHOLDERS TO AUTOMATICALLY ACCESS THEIR CURRENT ACCOUNT INFORMATION:
Call 1-800-773-9665 (twenty-four hours-a-day, seven days a week), press "any key" then "2" and enter your 16 digit account number which appears at the top right of your statement.

  TO SPEAK TO A FUND REPRESENTATIVE REGARDING CURRENT DAILY NET ASSET VALUES, CURRENT ACCOUNT INFORMATION AND ANY OTHER QUESTIONS: Call 1-800-773-9665 and press "0" from 6 A.M. to 5 P.M. (PST).

  SHAREHOLDER STATEMENT FREQUENCY: Consolidated statements summarizing all Reynolds Funds and First American Treasury Obligations Fund accounts held by a shareholder are sent quarterly. In addition, individual Fund statements are sent whenever a transaction occurs. These transactions are: (1) statements are sent for any of the Funds when a shareholder purchases or redeems shares; (2) Blue Chip, Opportunity and Reynolds Fund statements are sent twice a year if and when any ordinary income or capital gains are distributed; and (3) First American Treasury Obligations Fund statements are sent quarterly.

  TAX REPORTING: Individual 1099 forms, which summarize any dividend income and any long- or short-term capital gains, are sent annually to shareholders each January. The percentage of income earned from various government securities, if any, for the Reynolds Funds and the First American Treasury Obligations Fund are also reported in January.

  MINIMUM INVESTMENT: $1,000 for regular and retirement accounts ($100 for additional investments for all accounts - except for the Automatic Investment Plan, which is $50 for regular and retirement plan accounts).

  PROTOTYPE PLANS FOR RETIREMENT PLANS: All types are offered including the
Roth IRA, Coverdell Education Savings Account, SIMPLE IRA Plan, 401(k), SEP IRA, 403b and Fund Sponsored Qualified Retirement Plans.

  AUTOMATIC INVESTMENT PLAN: There is no charge to automatically debit your checking account to invest in any of the Reynolds Funds or the First American Treasury Obligations Fund ($50 minimum for any of these Funds) at periodic intervals to make automatic purchases in any of these Funds. This is useful for dollar cost averaging.

  SYSTEMATIC WITHDRAWAL PLAN: For shareholders with a $10,000 minimum starting balance, there is no charge to automatically redeem shares ($100 minimum) in any of the Reynolds Funds or the First American Treasury Obligations Fund as often as monthly and send a check to you or transfer funds to your bank account.

  FREE CHECK WRITING: Free check writing ($100 minimum) is offered for accounts invested in the First American Treasury Obligations Fund.

  EXCHANGES OR REGULAR REDEMPTIONS BETWEEN THE REYNOLDS FUNDS AND/OR THE FIRST AMERICAN TREASURY OBLIGATIONS FUND: As often as desired - no charge.

  NASDAQ SYMBOLS: Reynolds Blue Chip Growth Fund - RBCGX, Reynolds Opportunity Fund - ROPPX, Reynolds Fund - REYFX, and First American Treasury Obligations Fund - FATXX.

  PORTFOLIO MANAGER: Frederick Reynolds is the portfolio manager of each of the Reynolds Funds.

  THE REYNOLDS FUNDS ARE NO-LOAD: No front-end sales commissions or deferred sales charges ("loads") are charged. Over 40% of all mutual funds impose these marketing charges that are ultimately paid by the shareholder. These marketing charges are either: (1) a front-end fee or "load" in which up to 5% of a shareholder's assets are deducted from the original investment (some funds even charge a fee when a shareholder reinvests capital gains or dividends); or (2) a back-end penalty fee or "load" which is typically deducted from a shareholder's account if a shareholder redeems within five years of the original investment. These fees reduce a shareholder's return. The Reynolds Funds are No-Load as they do not have these extra charges.

  One hundred percent of our Company's pension plan is invested in the Reynolds Funds. We look forward to strong results in the future.

Sincerely,

/s/Frederick L. Reynolds

Frederick L. Reynolds
President

      80 East Sir Francis Drake Blvd. o Larkspur, CA 94939 o 415-461-7860

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Reynolds Funds unless accompanied or preceded by the Funds' current prospectus. Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance of the Funds may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.reynoldsfunds.com.

Reynolds Funds, Inc.
COST DISCUSSION

As a shareholder of the Reynolds Funds, you do not incur (except as described below) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees, but do incur ongoing costs, including management fees; distribution [and/or service] (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Reynolds Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2005 through March 31, 2006.

ACTUAL EXPENSES

The first line of each Fund in the table below provides information about actual account values and actual expenses for that particular Reynolds Fund. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

In addition to the costs highlighted and described below, the only Reynolds Funds transaction costs you might currently incur would be wire fees ($15 per wire), if you choose to have proceeds from a redemption wired to your bank account instead of receiving a check. Additionally, U.S. Bank charges an annual processing fee ($15) if you maintain an IRA account with a Reynolds Fund. To determine your total costs of investing in a Reynolds Fund, you would need to add any applicable wire or IRA processing fees you've incurred during the period to the costs provided in the example below.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on a particular Reynolds Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Reynolds Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                             Beginning Account      Ending Account         Expenses Paid During
                                               Value 10/1/05        Value 3/31/06      Period*<F1> 10/1/05-3/31/06
                                             ----------------       --------------     ---------------------------
Reynolds Blue Chip Growth Fund Actual            $1,000.00            $1,091.90                   $10.33
Hypothetical (5% return before expenses)         $1,000.00            $1,015.10                   $ 9.95
Reynolds Opportunity Fund Actual                 $1,000.00            $1,167.80                   $10.87
Hypothetical (5% return before expenses)         $1,000.00            $1,014.90                   $10.10
Reynolds Fund Actual                             $1,000.00            $1,210.10                   $17.47
Hypothetical (5% return before expenses)         $1,000.00            $1,009.10                   $15.88

*<F1> Expenses are equal to the Funds' annualized expense ratios of 1.98%, 2.01% and 3.17%, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period between October 1, 2005 and March 31, 2006).

Reynolds Blue Chip Growth Fund
STATEMENT OF NET ASSETS
March 31, 2006 (Unaudited)

  SHARES                                                              VALUE
  ------                                                              -----
LONG-TERM INVESTMENTS -- 99.5% (A)<F3>
COMMON STOCKS -- 98.6% (A)<F3>

            ADVERTISING -- 0.6%
   16,500   ValueClick, Inc.*<F2>                                  $   279,180

            AIRLINES/AEROSPACE -- 4.2%
    3,500   AMR Corp.*<F2>                                              94,675
    1,500   Aviall, Inc.*<F2>                                           57,120
    2,000   Boeing Co.                                                 155,860
    3,500   Continental Airlines, Inc. Cl B*<F2>                        94,150
    4,000   General Dynamics Corp.                                     255,920
    1,500   Kaman Corp.                                                 37,740
    1,000   Lockheed Martin Corp.                                       75,130
    5,500   Northrop Grumman Corp.                                     375,595
    3,500   Rockwell Collins, Inc.                                     197,225
    2,500   Textron Inc.                                               233,475
    7,500   United Technologies Corp.                                  434,775
                                                                   -----------
                                                                     2,011,665
            APPAREL -- 0.7%
    4,500   Gildan Activewear Inc.*<F2>                                213,840
    2,000   Zumiez Inc.*<F2>                                           122,200
                                                                   -----------
                                                                       336,040
            APPLICATION SOFTWARE -- 0.4%
    3,500   SAP AG SP-ADR                                              190,120

            BEVERAGES -- 0.3%
    1,000   Hansen Natural Corp.*<F2>                                  126,050

            BIOTECHNOLOGY -- 0.2%
    1,000   Genentech, Inc.*<F2>                                        84,510
      500   Gilead Sciences, Inc.*<F2>                                  31,110
                                                                   -----------
                                                                       115,620
            BROKERAGE -- 0.3%
    3,000   International Securities
              Exchange, Inc.                                           124,950

            BUILDING -- 1.1%
    3,000   Fastenal Co.                                               142,020
    3,500   Home Depot, Inc.                                           148,050
    3,500   Lowe's Companies, Inc.                                     225,540
                                                                   -----------
                                                                       515,610
            BUSINESS SOFTWARE & SERVICES -- 2.3%
    3,500   Akamai Technologies, Inc.*<F2>                             115,115
    6,000   American Reprographics Co.*<F2>                            208,140
   10,000   BEA Systems, Inc.*<F2>                                     131,300
    1,000   CheckFree Corp.*<F2>                                        50,500
    1,000   First Data Corp.                                            46,820
    7,500   Rockwell Automation Inc.                                   539,325
                                                                   -----------
                                                                     1,091,200
            CABLE TV/BROADCASTING -- 0.2%
    4,000   Grupo Televisa S.A. SP-ADR                                  79,600

            CHEMICALS-SPECIALTY -- 0.9%
    5,000   H.B. Fuller Co.                                            256,700
    2,500   W.R. Grace & Co.*<F2>                                       33,250
    3,500   NewMarket Corp.                                            166,565
                                                                   -----------
                                                                       456,515
            COMMUNICATION EQUIPMENT -- 5.9%
    2,000   American Tower Corp.*<F2>                                   60,640
    5,000   Brocade Communications
              Systems, Inc.*<F2>                                        33,400
   10,000   Corning Inc.*<F2>                                          269,100
    2,000   L.M. Ericsson Telephone Co. ADR                             75,440
   50,000   JDS Uniphase Corp.*<F2>                                    208,500
      500   L-3 Communications
              Holdings, Inc.                                            42,895
   11,000   Plexus Corp.*<F2>                                          413,270
   11,500   Powerwave Technologies, Inc.*<F2>                          155,135
    1,500   QUALCOMM Inc.                                               75,915
   13,000   Seagate Technology*<F2>                                    342,290
   75,000   Tellabs, Inc.*<F2>                                       1,192,500
                                                                   -----------
                                                                     2,869,085
            COMMUNICATION SERVICES -- 0.2%
    3,500   Crown Castle International Corp.*<F2>                       99,225

            COMPUTER & PERIPHERALS -- 4.4%
   15,500   Apple Computer, Inc.*<F2>                                  972,160
    1,500   International Business
              Machines Corp.                                           123,705
   11,500   Komag, Inc.*<F2>                                           547,400
    6,500   Maxtor Corp.*<F2>                                           62,140
    1,500   Network Appliance, Inc.*<F2>                                54,045
    5,000   Palm, Inc.*<F2>                                            115,800
   12,000   Sun Microsystems, Inc.*<F2>                                 61,560
    9,000   Western Digital Corp.*<F2>                                 174,870
                                                                   -----------
                                                                     2,111,680
            COMPUTER NETWORKING -- 2.4%
   20,000   Broadwing Corp.*<F2>                                       294,800
    8,000   Cisco Systems Inc.*<F2>                                    173,360
    1,500   Citrix Systems, Inc.*<F2>                                   56,850
    3,000   Foundry Networks, Inc.*<F2>                                 54,480
   17,500   WebEx Communications, Inc.*<F2>                            589,225
                                                                   -----------
                                                                     1,168,715
            COMPUTER SOFTWARE & SERVICES -- 0.3%
    4,380   Adobe Systems Inc.                                         152,949
    3,000   VA Software Corp.*<F2>                                      14,370
                                                                   -----------
                                                                       167,319
            DIVERSIFIED -- 0.9%
    5,500   The Andersons, Inc.                                        430,265

            DRUGS -- 1.3%
      500   AmerisourceBergen Corp.                                     24,135
    3,000   Celgene Corp.*<F2>                                         132,660
    1,000   Covance Inc.*<F2>                                           58,750
    1,000   IDEXX Laboratories, Inc.*<F2>                               86,360
    3,000   Pfizer Inc.                                                 74,760
    7,500   Vertex Pharmaceuticals Inc.*<F2>                           274,425
                                                                   -----------
                                                                       651,090
            ELECTRICAL EQUIPMENT -- 0.6%
    3,500   Encore Wire Corp.*<F2>                                     118,580
    4,500   General Cable Corp.*<F2>                                   136,485
      500   Raytheon Co.                                                22,920
                                                                   -----------
                                                                       277,985
            ELECTRONICS -- 1.1%
    1,500   Agilent Technologies, Inc.*<F2>                             56,325
    4,000   Evergreen Solar, Inc.*<F2>                                  61,600
      500   Garmin Ltd.                                                 39,715
    5,000   Jabil Circuit, Inc.*<F2>                                   214,300
    3,000   Thomas & Betts Corp.*<F2>                                  154,140
                                                                   -----------
                                                                       526,080
            ENERGY-SERVICES -- 7.2%
    5,500   Baker Hughes Inc.                                          376,200
    3,500   BJ Services Co.                                            121,100
    4,000   Cooper Cameron Corp.*<F2>                                  176,320
    4,000   Diamond Offshore Drilling, Inc.                            358,000
    5,000   Helmerich & Payne, Inc.                                    349,100
      500   Nabors Industries, Ltd.*<F2>                                35,790
    1,000   Noble Corp.                                                 81,100
   20,000   Parker Drilling Co.*<F2>                                   185,400
    3,000   Rowan Companies, Inc.                                      131,880
    8,000   Schlumberger Ltd.                                        1,012,560
    6,500   Smith International, Inc.                                  253,240
    1,000   Tidewater Inc.                                              55,230
    2,500   Transocean Inc.*<F2>                                       200,750
    3,000   Veritas DGC Inc.*<F2>                                      136,170
                                                                   -----------
                                                                     3,472,840
            ENGINEERING/CONSTRUCTION -- 0.8%
    4,500   Fluor Corp.                                                386,100

            FINANCIAL SERVICES -- 9.7%
    1,000   American Express Co.                                        52,550
    1,000   Bear Stearns Companies Inc.                                138,700
   33,000   E*TRADE Financial Corp.*<F2>                               890,340
    3,500   Goldman Sachs Group, Inc.                                  549,360
   17,000   HomeStore, Inc.*<F2>                                       111,520
    1,000   Investment Technology
              Group, Inc.*<F2>                                          49,800
   30,000   Knight Capital Group, Inc.*<F2>                            417,900
    4,000   Lehman Brothers Holdings Inc.                              578,120
   15,000   Merrill Lynch & Co., Inc.                                1,181,400
    1,500   NYSE Group Inc.*<F2>                                       118,875
   17,500   Charles Schwab Corp.                                       301,175
    1,000   State Street Corp.                                          60,430
   12,500   TD Ameritrade Holding Corp.                                260,875
                                                                   -----------
                                                                     4,711,045
            FOODS -- 0.1%
    2,000   Hain Celestial Group Inc.*<F2>                              52,380

            GOLD & SILVER -- 1.0%
   21,000   Coeur d'Alene Mines Corp.*<F2>                             137,760
   10,000   Crystallex International Corp.*<F2>                         41,100
    5,000   Newmont Mining Corp.                                       259,450
   18,000   Northgate Minerals Corp.*<F2>                               43,380
                                                                   -----------
                                                                       481,690
            GROCERY STORES -- 0.3%
    2,000   Pantry, Inc.*<F2>                                          124,780

            HEALTH MAINTENANCE ORGANIZATIONS -- 1.2%
    2,000   CIGNA Corp.                                                261,240
    3,200   UnitedHealth Group Inc.                                    178,752
    2,000   WellPoint Inc.*<F2>                                        154,860
                                                                   -----------
                                                                       594,852
            HOTEL -- 0.8%
    9,000   Choice Hotels International, Inc.                          412,020

            INDUSTRIAL METALS & MINERALS -- 2.5%
    1,500   Allegheny Technologies, Inc.                                91,770
    2,500   Commercial Metals Co.                                      133,725
      500   Nucor Corp.                                                 52,395
    5,000   Peabody Energy Corp.                                       252,050
      500   Tenaris S.A. ADR                                            90,335
   12,000   Titanium Metals Corp.*<F2>                                 582,600
                                                                   -----------
                                                                     1,202,875
            INSTRUMENTS -- 0.1%
    1,000   Daktronics, Inc.                                            36,500
      500   Trimble Navigation Ltd.*<F2>                                22,525
                                                                   -----------
                                                                        59,025
            INSURANCE -- 0.8%
    7,000   Aetna Inc.                                                 343,980
    1,000   W. R. Berkley Corp.                                         58,060
                                                                   -----------
                                                                       402,040
            INTEGRATED OIL & GAS -- 0.5%
      500   Marathon Oil Corp.                                          38,085
    2,000   Noble Energy, Inc.                                          87,840
    1,000   Occidental Petroleum Corp.                                  92,650
                                                                   -----------
                                                                       218,575
            INTERNET INFORMATION PROVIDERS -- 1.9%
    1,700   Google Inc.*<F2>                                           663,000
    8,500   Yahoo! Inc.*<F2>                                           274,210
                                                                   -----------
                                                                       937,210
            INTERNET SOFTWARE & SERVICES -- 2.7%
   18,500   24/7 Real Media, Inc.*<F2>                                 193,510
    3,500   Openwave Systems Inc.*<F2>                                  75,530
    9,500   Red Hat, Inc.*<F2>                                         265,810
   33,000   Redback Networks Inc.*<F2>                                 715,770
    1,000   Salesforce.com, Inc.*<F2>                                   36,330
                                                                   -----------
                                                                     1,286,950
            MACHINERY -- 2.8%
    9,000   Caterpillar Inc.                                           646,290
    1,000   Ingersoll-Rand Company Ltd.                                 41,790
    9,000   JLG Industries, Inc.                                       277,110
    2,500   Joy Global Inc.                                            149,425
    1,500   Regal-Beloit Corp.                                          63,405
    2,500   Terex Corp.*<F2>                                           198,100
                                                                   -----------
                                                                     1,376,120
            MEDICAL SERVICES -- 2.5%
    4,000   Express Scripts, Inc.*<F2>                                 351,600
    3,000   Manor Care, Inc.                                           133,050
      500   Pediatrix Medical Group, Inc.*<F2>                          51,320
    3,500   Psychiatric Solutions, Inc.*<F2>                           115,955
    5,000   Quality Systems, Inc.                                      165,500
    7,500   Sierra Health Services, Inc.*<F2>                          305,250
    2,500   Ventiv Health, Inc.*<F2>                                    83,050
                                                                   -----------
                                                                     1,205,725
            MEDICAL SUPPLIES -- 0.9%
    3,000   Abbott Laboratories                                        127,410
    1,000   Guidant Corp.                                               78,060
    1,000   Schick Technologies, Inc.*<F2>                              49,900
    3,500   Varian Medical Systems, Inc.*<F2>                          196,560
                                                                   -----------
                                                                       451,930
            NATURAL GAS -- 0.7%
    2,000   EOG Resources, Inc.                                        144,000
    6,000   Southwestern Energy Co.*<F2>                               193,140
                                                                   -----------
                                                                       337,140
            OIL & GAS REFINING & MARKETING -- 2.4%
    2,000   Frontier Oil Corp.                                         118,700
    4,500   Holly Corp.                                                333,540
    1,000   Murphy Oil Corp.                                            49,820
    3,500   Sunoco, Inc.                                               271,495
    2,500   Tesoro Corp.                                               170,850
    4,000   Valero Energy Corp.                                        239,120
                                                                   -----------
                                                                     1,183,525
            RAILROADS -- 1.6%
    3,500   Burlington Northern
              Santa Fe Corp.                                           291,655
    1,000   Freightcar America Inc.                                     63,600
    2,500   Norfolk Southern Corp.                                     135,175
    3,000   Union Pacific Corp.                                        280,050
                                                                   -----------
                                                                       770,480
            RESTAURANTS -- 2.1%
    2,500   Bob Evans Farms, Inc.                                       74,275
    2,000   Darden Restaurants, Inc.                                    82,060
    1,500   Landry's Restaurants, Inc.                                  52,995
    4,000   McDonald's Corp.                                           137,440
    1,500   Panera Bread Co.*<F2>                                      112,770
   12,000   Papa John's International, Inc.*<F2>                       393,720
    1,500   Sonic Corp.*<F2>                                            52,695
    2,000   Wendy's International, Inc.                                124,120
                                                                   -----------
                                                                     1,030,075
            RETAIL-SPECIALTY -- 6.9%
    1,500   Abercrombie & Fitch Co.                                     87,450
   13,500   Best Buy Co., Inc.                                         755,055
    5,500   Charming Shoppes, Inc.*<F2>                                 81,785
    6,000   Chico's FAS, Inc.*<F2>                                     243,840
    1,500   Coach, Inc.*<F2>                                            51,870
    3,500   Coldwater Creek Inc.*<F2>                                   97,300
    1,500   Gaiam, Inc.*<F2>                                            24,165
    4,500   Guess?, Inc.*<F2>                                          175,995
    2,000   Gymboree Corp.*<F2>                                         52,080
    2,000   NIKE, Inc. Cl B                                            170,200
   10,000   Office Depot, Inc.*<F2>                                    372,400
    1,500   Staples, Inc.                                               38,280
   19,500   Starbucks Corp.*<F2>                                       733,980
   21,500   United Retail Group, Inc.*<F2>                             402,695
    2,500   Urban Outfitters, Inc.*<F2>                                 61,350
                                                                   -----------
                                                                     3,348,445
            RETAIL STORES -- 1.5%
    8,500   Costco Wholesale Corp.                                     460,360
    2,000   J.C. Penney Company,
              Inc. (Holding Co.)                                       120,820
    4,000   Nordstrom, Inc.                                            156,720
                                                                   -----------
                                                                       737,900
            SECURITY SOFTWARE & SERVICES -- 0.1%
    2,000   RSA Security Inc.*<F2>                                      35,880

            SEMICONDUCTOR CAPITAL SPENDING -- 1.7%
    2,000   KLA-Tencor Corp.                                            96,720
   30,500   Kulicke and Soffa Industries, Inc.*<F2>                    290,970
    5,000   LTX Corp.*<F2>                                              27,000
    4,000   Novellus Systems, Inc.*<F2>                                 96,000
   19,500   Teradyne, Inc.*<F2>                                        302,445
                                                                   -----------
                                                                       813,135
            SEMICONDUCTORS -- 8.5%
   11,500   Advanced Micro Devices, Inc.*<F2>                          381,340
    5,000   Applied Micro Circuits Corp.*<F2>                           20,350
   44,000   Atmel Corp.*<F2>                                           207,680
   10,000   Avanex Corp.*<F2>                                           32,600
   11,250   Broadcom Corp.*<F2>                                        485,550
   18,000   Conexant Systems, Inc.*<F2>                                 62,100
    4,000   Cypress Semiconductor Corp.*<F2>                            67,800
    7,500   Intersil Corp.                                             216,900
    8,000   Lam Research Corp.*<F2>                                    344,000
   27,000   LSI Logic Corp.*<F2>                                       312,120
    2,500   Marvell Technology Group Ltd.*<F2>                         135,250
   28,000   Mattson Technology, Inc.*<F2>                              336,000
    4,000   MEMC Electronic Materials, Inc.*<F2>                       147,680
    6,000   Micron Technology, Inc.*<F2>                                88,320
    1,500   Multi-Fineline Electronix, Inc.*<F2>                        87,735
    1,000   Netlogic Microsystems Inc.*<F2>                             41,210
    7,500   NVIDIA Corp.*<F2>                                          429,450
   30,500   PMC-Sierra, Inc.*<F2>                                      374,845
    5,000   RF Micro Devices, Inc.*<F2>                                 43,250
    2,000   Standard Microsystems Corp.*<F2>                            51,960
    4,000   Supertex, Inc.*<F2>                                        150,480
    1,500   Trident Microsystems, Inc.*<F2>                             43,590
   11,000   Vitesse Semiconductor Corp.*<F2>                            39,380
                                                                   -----------
                                                                     4,099,590
            SERVICES -- 2.1%
    2,500   FedEx Corp.                                                282,350
    7,500   Monster Worldwide Inc.*<F2>                                373,950
    9,000   Taser International, Inc.*<F2>                              95,310
    3,200   United Parcel Service, Inc. Cl B                           254,016
                                                                   -----------
                                                                     1,005,626
            TELECOMMUNICATION SERVICES -- 0.4%
   30,000   Qwest Communications
              International Inc.*<F2>                                  204,000

            TELECOMMUNICATIONS -- 0.9%
   70,000   CIENA Corp.*<F2>                                           364,700
   10,000   Level 3 Communications, Inc.*<F2>                           51,800
                                                                   -----------
                                                                       416,500
            TELEPHONE SERVICES -- 3.2%
   86,000   Time Warner Telecom Inc.*<F2>                            1,543,700

            TRANSPORTATION -- 0.9%
    3,500   CSX Corp.                                                  209,300
    4,000   Celadon Group, Inc.*<F2>                                    87,560
      500   Expeditors International
              of Washington, Inc.                                       43,195
    8,000   Quality Distribution Inc.*<F2>                             104,240
                                                                   -----------
                                                                       444,295
            WIRELESS COMMUNICATION -- 1.5%
   11,750   Brightpoint, Inc.*<F2>                                     364,955
   10,000   Motorola, Inc.                                             229,100
    3,500   Nokia Corp. SP-ADR                                          72,520
    2,245   Sprint Nextel Corp.                                         58,011
                                                                   -----------
                                                                       724,586
                                                                   -----------
                Total common stocks
                  (cost $37,685,844)                                47,699,028
                                                                   -----------
REITS -- 0.9% (A)<F3>
    4,500   Starwood Hotels &
              Resorts Worldwide, Inc.                                  304,785
    3,500   Tanger Factory
              Outlet Centers, Inc.                                     120,435
                                                                   -----------
                Total reits
                  (cost $308,487)                                      425,220
                                                                   -----------
                Total long-term investments
                  (cost $37,994,331)                                48,124,248

PRINCIPAL AMOUNT
----------------
SHORT-TERM INVESTMENTS -- 0.8% (A)<F3>

            VARIABLE RATE DEMAND NOTE -- 0.8%
 $385,428   U.S. Bank, N.A., 4.57%                                     385,428
                                                                   -----------
                Total short-term investments
                  (cost $385,428)                                      385,428
                                                                   -----------
                Total investments
                  (cost $38,379,759)                                48,509,676
            Liabilities, less cash and
              Receivables -- (0.3%) (A)<F3>                           (132,754)
                                                                   -----------
                NET ASSETS                                         $48,376,922
                                                                   -----------
                                                                   -----------
            Net Asset Value Per Share
              ($0.01 par value, 40,000,000
              shares authorized), offering
              and redemption price
              ($48,376,922 / 1,502,821
              shares outstanding)                                  $     32.19
                                                                   -----------
                                                                   -----------

  *<F2>   Non-income producing security.
(A)<F3> Percentages for the various classifications relate to net assets. ADR - American Depositary Receipt

  The accompanying notes to financial statements are an integral part of this statement.

Reynolds Blue Chip Growth Fund
STATEMENT OF OPERATIONS
For the Six Months Ending March 31, 2006 (Unaudited)

INCOME:
   Dividends                                                        $  182,992
   Interest                                                             53,047
                                                                    ----------
       Total income                                                    236,039
                                                                    ----------
EXPENSES:
   Management fees                                                     252,523
   Transfer agent fees                                                  70,472
   Administrative services                                              43,883
   Custodian fees                                                       33,472
   Printing and postage expense                                         32,219
   Distribution fees                                                    19,800
   Professional fees                                                    18,404
   Registration fees                                                    16,380
   Insurance expense                                                     5,256
   Board of Directors fees                                               3,500
   Other expenses                                                        2,842
                                                                    ----------
       Total expenses                                                  498,751
                                                                    ----------
NET INVESTMENT LOSS                                                   (262,712)
                                                                    ----------
NET REALIZED GAIN ON INVESTMENTS                                     5,240,782
NET CHANGE IN UNREALIZED APPRECIATION ON INVESTMENTS                  (680,029)
                                                                    ----------
NET GAIN ON INVESTMENTS                                              4,560,753
                                                                    ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $4,298,041
                                                                    ----------
                                                                    ----------

  The accompanying notes to financial statements are an integral part of this statement.

Reynolds Blue Chip Growth Fund
STATEMENTS OF CHANGES IN NET ASSETS
For the Six Months Ending March 31, 2006 (Unaudited) and for the Year Ended September 30, 2005

                                                                                    2006              2005
                                                                                  --------          --------
OPERATIONS:
   Net investment loss                                                          $   (262,712)     $   (818,186)
   Net realized gain (loss) on investments                                         5,240,782        (1,254,985)
   Net change in unrealized appreciation on investments                             (680,029)        9,115,304
                                                                                ------------      ------------
       Net increase in net assets resulting from operations                        4,298,041         7,042,133
                                                                                ------------      ------------
FUND SHARE ACTIVITIES:
   Proceeds from shares issued (35,032 and 326,996 shares, respectively)           1,091,157         9,250,294
   Cost of shares redeemed (378,952 and 1,601,561 shares, respectively)          (11,453,706)      (46,060,648)
                                                                                ------------      ------------
       Net decrease in net assets derived from Fund share activities             (10,362,549)      (36,810,354)
                                                                                ------------      ------------
       TOTAL DECREASE                                                             (6,064,508)      (29,768,221)
NET ASSETS AT THE BEGINNING OF THE PERIOD                                         54,441,430        84,209,651
                                                                                ------------      ------------
NET ASSETS AT THE END OF THE PERIOD (Includes accumulated
  net investment loss of $0 and $0, respectively)                               $ 48,376,922      $ 54,441,430
                                                                                ------------      ------------
                                                                                ------------      ------------

FINANCIAL HIGHLIGHTS
(Selected data for each share of the Fund outstanding throughout each period)

                                                  (UNAUDITED)
                                                  FOR THE SIX                    FOR THE YEARS ENDED SEPTEMBER 30,
                                                 MONTHS ENDING      -----------------------------------------------------------
                                                 MARCH 31, 2006     2005         2004          2003          2002          2001
                                                 --------------     ----         ----          ----          ----          ----
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                 $29.48        $26.98       $27.93        $19.61        $29.73        $66.57
Income from investment operations:
   Net investment loss*<F4>                           (0.16)        (0.34)       (0.40)        (0.22)        (0.25)        (0.38)
   Net realized and unrealized
     gains (losses) on investments                     2.87          2.84        (0.55)**<F5>   8.54         (9.87)       (36.46)
                                                     ------        ------       ------        ------        ------        ------
Total from investment operations                       2.71          2.50        (0.95)         8.32        (10.12)       (36.84)
Less distributions:
   Dividend from net investment income                   --            --           --            --            --            --
   Distribution from net realized gains                  --            --           --            --            --            --
                                                     ------        ------       ------        ------        ------        ------
Total from distributions                                 --            --           --            --            --            --
                                                     ------        ------       ------        ------        ------        ------
Net asset value, end of period                       $32.19        $29.48       $26.98        $27.93        $19.61        $29.73
                                                     ------        ------       ------        ------        ------        ------
                                                     ------        ------       ------        ------        ------        ------
TOTAL RETURN                                          9.19%(1)      9.27%       (3.44%)       42.43%       (34.04%)      (55.34%)
                                                            <F6>
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's $)               48,377        54,441       84,210       138,903        80,033       182,742
Ratio of expenses to average net assets               1.98%(2)      1.80%        1.63%         1.74%         1.51%         1.35%
                                                            <F7>
Ratio of net investment loss
  to average net assets                              (1.04%)(2)    (1.18%)      (1.33%)       (0.88%)       (0.82%)       (0.82%)
                                                             <F7>
Portfolio turnover rate                              133.9%        167.6%        94.0%         83.7%         67.0%         35.8%

  *<F4> Net investment loss per share is calculated using average shares outstanding.
 **<F5> The amount shown may not correlate with the aggregate gains and losses of portfolio securities due to the timing of subscriptions and redemptions of Fund shares.
(1)<F6>   Not Annualized.
(2)<F7>   Annualized.

  The accompanying notes to financial statements are an integral part of these statements.

Reynolds Opportunity Fund
STATEMENT OF NET ASSETS
March 31, 2006 (Unaudited)

  SHARES                                                              VALUE
  ------                                                              -----
LONG-TERM INVESTMENTS -- 100.3% (A)<F9>
COMMON STOCKS -- 100.3% (A)<F9>

            ADVERTISING -- 0.3%
   2,500    ValueClick, Inc.*<F8>                                  $    42,300

            APPAREL -- 0.9%
   1,000    Charlotte Russe Holding Inc.*<F8>                           21,400
   6,500    Iconix Brand Group, Inc.*<F8>                               94,575
                                                                   -----------
                                                                       115,975
            APPLICATION SOFTWARE -- 0.1%
   7,000    Sonic Foundry, Inc.*<F8>                                    13,020

            BIOTECHNOLOGY -- 5.5%
   3,000    Exelixis, Inc.*<F8>                                         36,030
  10,000    Generex Biotechnology Corp.*<F8>                            30,700
  18,000    Genta Inc.*<F8>                                             38,880
   7,000    Hana Biosciences, Inc.*<F8>                                 73,500
   1,000    Illumina, Inc.*<F8>                                         23,750
   1,500    Mannkind Corp.*<F8>                                         30,660
   2,000    Nabi Biopharmaceuticals*<F8>                                11,280
   7,000    NeoRx Corp.*<F8>                                             9,240
   4,500    PDL BioPharma Inc.*<F8> (Formerly
              Protein Design Labs, Inc.)                               147,600
   5,000    Peregrine Pharmaceuticals, Inc.*<F8>                         7,700
   9,000    Savient Pharmaceuticals Inc.*<F8>                           47,970
   1,000    Sepracor Inc.*<F8>                                          48,810
   3,000    Serologicals Corp.*<F8>                                     73,380
  12,500    ViroPharma Inc.*<F8>                                       158,750
                                                                   -----------
                                                                       738,250
            BUSINESS SOFTWARE & SERVICES -- 8.9%
   4,000    Agile Software Corp.*<F8>                                   30,520
   4,500    Akamai Technologies, Inc.*<F8>                             148,005
  18,500    Aspen Technology, Inc.*<F8>                                234,025
   6,000    BEA Systems, Inc.*<F8>                                      78,780
   3,000    CheckFree Corp.*<F8>                                       151,500
   5,500    Comverse Technology, Inc.*<F8>                             129,415
  16,000    I-many, Inc.*<F8>                                           25,600
   1,500    Kenexa Corp.*<F8>                                           46,125
   5,000    Manugistics Group, Inc.*<F8>                                10,800
   4,000    Nuance Communications, Inc.*<F8>                            47,240
   5,000    Radiant Systems, Inc.*<F8>                                  67,600
   6,000    Sapient Corp.*<F8>                                          45,780
   4,000    Sonic Solutions*<F8>                                        72,440
   4,000    Sonus Networks, Inc.*<F8>                                   21,920
   9,000    webMethods, Inc.*<F8>                                       75,780
                                                                   -----------
                                                                     1,185,530
            CABLE TV/BROADCASTING -- 0.3%
   4,000    Sirius Satellite Radio Inc.*<F8>                            20,320
   1,000    XM Satellite Radio Holdings Inc.*<F8>                       22,270
                                                                   -----------
                                                                        42,590
            CHEMICALS-SPECIALTY -- 0.5%
   5,000    W.R. Grace & Co.*<F8>                                       66,500

            COMMUNICATION EQUIPMENT -- 12.3%
   2,000    American Tower Corp.*<F8>                                   60,640
   8,000    ANADIGICS, Inc.*<F8>                                        63,200
   9,000    Brocade Communications
              Systems, Inc.*<F8>                                        60,120
  11,000    Concurrent Computer Corp.*<F8>                              35,530
  10,000    Corning Inc.*<F8>                                          269,100
   3,000    Endwave Corp.*<F8>                                          44,070
   2,500    L.M. Ericsson
              Telephone Co. ADR                                         94,300
  38,500    Finisar Corp.*<F8>                                         190,575
  11,000    JDS Uniphase Corp.*<F8>                                     45,870
   3,000    McDATA Corp.*<F8>                                           13,860
   5,500    Plexus Corp.*<F8>                                          206,635
  15,000    Powerwave Technologies, Inc.*<F8>                          202,350
  25,000    Stratex Networks, Inc.*<F8>                                153,750
  11,000    Tellabs, Inc.*<F8>                                         174,900
   1,500    Vyyo Inc.*<F8>                                              10,890
   7,000    Zhone Technologies, Inc.*<F8>                               18,760
                                                                   -----------
                                                                     1,644,550
            COMPUTER & PERIPHERALS -- 4.0%
   1,000    Apple Computer, Inc.*<F8>                                   62,720
   7,500    Komag, Inc.*<F8>                                           357,000
   4,000    Maxtor Corp.*<F8>                                           38,240
   1,000    Network Appliance, Inc.*<F8>                                36,030
   4,000    Quantum Corp.*<F8>                                          14,960
   1,500    Western Digital Corp.*<F8>                                  29,145
                                                                   -----------
                                                                       538,095
            COMPUTER NETWORKING -- 3.7%
   4,000    Broadwing Corp.*<F8>                                        58,960
   2,600    Cisco Systems Inc.*<F8>                                     56,342
  10,000    Glenayre Technologies, Inc.*<F8>                            52,500
   1,000    Juniper Networks, Inc.*<F8>                                 19,120
   9,000    MRV Communications, Inc.*<F8>                               36,900
   7,000    Sierra Wireless Inc.*<F8>                                   81,760
   5,500    WebEx Communications, Inc.*<F8>                            185,185
                                                                   -----------
                                                                       490,767
            COMPUTER SOFTWARE & SERVICES -- 0.3%
   3,000    Wind River Systems, Inc.*<F8>                               37,350

            DIVERSIFIED -- 2.0%
  15,000    Crown Holdings, Inc.*<F8>                                  266,100

            DRUGS -- 1.4%
  23,000    InSite Vision Inc.*<F8>                                     49,910
   4,000    Ligand Pharmaceuticals Inc. Cl B*<F8>                       51,080
  12,000    Questcor Pharmaceuticals, Inc.*<F8>                         18,840
   2,000    Vertex Pharmaceuticals Inc.*<F8>                            73,180
                                                                   -----------
                                                                       193,010
            ELECTRICAL EQUIPMENT -- 1.1%
   3,000    Capstone Turbine Corp.*<F8>                                 10,920
   6,000    Fuel-Tech N.V.*<F8>                                         95,940
   1,500    General Cable Corp.*<F8>                                    45,495
                                                                   -----------
                                                                       152,355
            ELECTRONICS -- 1.4%
   3,500    Evergreen Solar, Inc.*<F8>                                  53,900
  23,000    GigaMedia Ltd.*<F8>                                        130,640
                                                                   -----------
                                                                       184,540
            ENERGY -- 0.4%
  12,000    Northern Orion Resources Inc.*<F8>                          54,240

            ENERGY-SERVICES -- 0.9%
  12,000    Parker Drilling Co.*<F8>                                   111,240
   3,000    Rentech, Inc.*<F8>                                          13,050
                                                                   -----------
                                                                       124,290
            FINANCIAL SERVICES -- 2.7%
   6,000    E*TRADE Financial Corp.*<F8>                               161,880
   8,000    HomeStore, Inc.*<F8>                                        52,480
   7,000    TD Ameritrade Holding Corp.
              (Formerly Ameritrade
              Holding Corp.)                                           146,090
                                                                   -----------
                                                                       360,450
            GOLD & SILVER -- 1.7%
   4,000    Kimber Resources Inc.*<F8>                                  11,880
   8,000    Miramar Mining Corp.*<F8>                                   27,120
  29,000    Northgate Minerals Corp.*<F8>                               69,890
   5,000    Silver Standard Resources Inc.*<F8>                        102,800
   8,000    Taseko Mines Ltd.*<F8>                                      18,000
                                                                   -----------
                                                                       229,690
            HOME BUILDERS -- 0.8%
  13,000    U.S. Home Systems, Inc.*<F8>                               112,060

            INSTRUMENTS -- 0.1%
   6,000    Therma-Wave Inc.*<F8>                                        9,720

            INSURANCE -- 0.1%
   6,000    SCOR SP-ADR                                                 15,120

            INTEGRATED OIL & GAS -- 0.4%
   6,000    TransGlobe Energy Corp.*<F8>                                32,280
   4,000    VAALCO Energy, Inc.*<F8>                                    26,800
                                                                   -----------
                                                                        59,080
            INTERNET INFORMATION PROVIDERS -- 1.3%
   3,000    CDC Corp.*<F8>                                              13,200
     200    Google Inc.*<F8>                                            78,000
  10,000    iVillage Inc.*<F8>                                          84,100
   8,000    Verticalnet, Inc.*<F8>                                       3,958
                                                                   -----------
                                                                       179,258
            INTERNET SERVICE PROVIDERS -- 0.9%
  17,000    Internap Network Services Corp.*<F8>                        15,980
  19,000    SAVVIS, Inc.*<F8>                                           28,310
   6,000    Sify Ltd. SP-ADR*<F8>                                       79,440
                                                                   -----------
                                                                       123,730
            INTERNET SOFTWARE & SERVICES -- 9.1%
   8,000    24/7 Real Media, Inc.*<F8>                                  83,680
   3,000    Ariba, Inc.*<F8>                                            29,340
  40,000    Art Technology Group, Inc.*<F8>                            128,400
   4,000    Internet Capital Group, Inc.*<F8>                           37,680
  23,000    Loudeye Corp.*<F8>                                          11,778
   9,000    Openwave Systems Inc.*<F8>                                 194,220
  11,000    Red Hat, Inc.*<F8>                                         307,780
  15,000    Redback Networks Inc.*<F8>                                 325,350
   4,000    Saba Software, Inc.*<F8>                                    25,800
  10,000    Safeguard Scientifics, Inc.*<F8>                            24,700
   1,500    Salesforce.com, Inc.*<F8>                                   54,495
                                                                   -----------
                                                                     1,223,223
            MACHINERY -- 0.9%
   4,000    JLG Industries, Inc.                                       123,160

            MEDICAL SERVICES -- 1.2%
   1,000    Quality Systems, Inc.                                       33,100
   5,500    Quidel Corp.*<F8>                                           70,785
   2,000    Radiation Therapy Services, Inc.*<F8>                       51,020
                                                                   -----------
                                                                       154,905
            MEDICAL SUPPLIES -- 0.4%
   1,000    Schick Technologies, Inc.*<F8>                              49,900

            RECREATION -- 0.9%
   4,000    Six Flags, Inc.*<F8>                                        40,720
  13,000    Smith & Wesson Holding Corp.*<F8>                           78,650
                                                                   -----------
                                                                       119,370
            RETAIL-SPECIALTY -- 2.2%
   1,500    Best Buy Co., Inc.                                          83,895
   1,000    Dress Barn, Inc.*<F8>                                       47,950
   8,500    United Retail Group, Inc.*<F8>                             159,205
                                                                   -----------
                                                                       291,050
            SECURITY SOFTWARE & SERVICES -- 0.7%
   4,000    RSA Security Inc.*<F8>                                      71,760
   2,000    Secure Computing Corp.*<F8>                                 23,080
                                                                   -----------
                                                                        94,840
            SEMICONDUCTOR CAPITAL SPENDING -- 1.5%
   9,500    Asyst Technologies, Inc.*<F8>                               98,895
   7,000    Kulicke and Soffa
              Industries, Inc.*<F8>                                     66,780
  11,000    TranSwitch Corp.*<F8>                                       28,600
                                                                   -----------
                                                                       194,275
            SEMICONDUCTORS -- 17.6%
  15,000    Applied Micro Circuits Corp.*<F8>                           61,050
  20,000    Atmel Corp.*<F8>                                            94,400
  10,000    Avanex Corp.*<F8>                                           32,600
   4,500    Broadcom Corp.*<F8>                                        194,220
  32,000    Conexant Systems, Inc.*<F8>                                110,400
   7,000    Cypress Semiconductor Corp.*<F8>                           118,650
  16,000    EMCORE Corp.*<F8>                                          163,520
   4,500    Lam Research Corp.*<F8>                                    193,500
   9,000    Lattice Semiconductor Corp.*<F8>                            59,940
  14,000    Mattson Technology, Inc.*<F8>                              168,000
   1,000    MEMC Electronic
              Materials, Inc.*<F8>                                      36,920
   9,000    Merix Corp.*<F8>                                           110,700
  16,000    Mindspeed Technologies Inc.*<F8>                            63,680
   1,500    Multi-Fineline Electronix, Inc.*<F8>                        87,735
   4,500    Netlogic Microsystems Inc.*<F8>                            185,445
   4,000    NVIDIA Corp.*<F8>                                          229,040
  13,500    PLX Technology, Inc.*<F8>                                  169,425
   3,500    PMC-Sierra, Inc.*<F8>                                       43,015
  12,000    RF Micro Devices, Inc.*<F8>                                103,800
   1,500    Texas Instruments Inc.                                      48,705
  12,000    Transmeta Corp.*<F8>                                        24,360
   2,000    Trident Microsystems, Inc.*<F8>                             58,120
                                                                   -----------
                                                                     2,357,225
            SERVICES -- 2.8%
   8,000    Home Solutions of America, Inc.*<F8>                        54,080
   3,000    Monster Worldwide Inc.*<F8>                                149,580
   2,000    Napco Security Systems, Inc.*<F8>                           33,180
   5,500    Spherion Corp.*<F8>                                         57,200
   7,000    Taser International, Inc.*<F8>                              74,130
                                                                   -----------
                                                                       368,170
            TELECOMMUNICATION SERVICES -- 0.3%
   5,000    Qwest Communications
              International Inc.*<F8>                                   34,000

            TELECOMMUNICATIONS -- 1.7%
  27,000    CIENA Corp.*<F8>                                           140,670
   9,000    Covad Communications
              Group, Inc.*<F8>                                          17,370
   8,000    eOn Communications Corp.*<F8>                               21,622
  10,000    Level 3 Communications, Inc.*<F8>                           51,800
                                                                   -----------
                                                                       231,462
            TELEPHONE SERVICES -- 2.5%
   9,000    Primus Telecommunications
              Group, Inc.*<F8>                                           6,929
  18,000    Time Warner Telecom Inc.*<F8>                              323,100
                                                                   -----------
                                                                       330,029
            UTILITIES -- 0.3%
   4,000    Companhia Paranaense
              de Energia-Copel SP-ADR                                   39,280

            WIRELESS COMMUNICATION -- 6.2%
  11,250    Brightpoint, Inc.*<F8>                                     349,425
   8,500    Motorola, Inc.                                             194,735
   8,000    RELM Wireless Corp.*<F8>                                    77,920
   1,500    Research In Motion Ltd.*<F8>                               127,320
   3,500    SBA Communications Corp.*<F8>                               81,935
                                                                   -----------
                                                                       831,335
                                                                   -----------
                Total common stocks
                  (cost $7,921,770)                                 13,420,794
                                                                   -----------
                Total long-term investments
                  (cost $7,921,770)                                 13,420,794

PRINCIPAL AMOUNT
----------------
SHORT-TERM INVESTMENTS -- 0.1% (A)<F9>

            VARIABLE RATE DEMAND NOTE -- 0.1%
  $8,757    U.S. Bank, N.A., 4.57%                                       8,757
                                                                   -----------
                Total short-term investments
                  (cost $8,757)                                          8,757
                                                                   -----------
                Total investments
                  (cost $7,930,527)                                 13,429,551
            Liabilities, less cash and
              Receivables -- (0.4%) (A)<F9>                            (57,338)
                                                                   -----------
                NET ASSETS                                         $13,372,213
                                                                   -----------
                                                                   -----------
            Net Asset Value Per Share
              ($0.01 par value, 40,000,000
              shares authorized), offering
              and redemption price
              ($13,372,213 / 673,762
              shares outstanding)                                  $     19.85
                                                                   -----------
                                                                   -----------

  *<F8>   Non-income producing security.
(A)<F9> Percentages for the various classifications relate to net assets. ADR - American Depositary Receipt
N.V. - Netherlands Antilles Limited Liability Corp.

  The accompanying notes to financial statements are an integral part of this statement.

Reynolds Opportunity Fund
STATEMENT OF OPERATIONS
For the Six Months Ending March 31, 2006 (Unaudited)

INCOME:
   Dividends                                                        $   52,623
   Interest                                                              8,123
                                                                    ----------
       Total income                                                     60,746
                                                                    ----------
EXPENSES:
   Management fees                                                      62,060
   Professional fees                                                    17,601
   Administrative services                                              15,979
   Transfer agent fees                                                  15,331
   Registration fees                                                    12,402
   Distribution fees                                                    10,150
   Custodian fees                                                       10,118
   Printing and postage expense                                          7,365
   Board of Directors fees                                               2,500
   Insurance expense                                                     1,306
   Other expenses                                                          909
                                                                    ----------
       Total expenses before reimbursement                             155,721
   Less expenses reimbursed by adviser                                 (31,020)
                                                                    ----------
       Net expenses                                                    124,701
                                                                    ----------
NET INVESTMENT LOSS                                                    (63,955)
                                                                    ----------
NET REALIZED GAIN ON INVESTMENTS                                     1,212,791
NET CHANGE IN UNREALIZED APPRECIATION ON INVESTMENTS                   761,265
                                                                    ----------
NET GAIN ON INVESTMENTS                                              1,974,056
                                                                    ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $1,910,101
                                                                    ----------
                                                                    ----------

  The accompanying notes to financial statements are an integral part of this statement.

Reynolds Opportunity Fund
STATEMENTS OF CHANGES IN NET ASSETS
For the Six Months Ending March 31, 2006 (Unaudited) and for the Year Ended September 30, 2005

                                                                                                           2006           2005
                                                                                                         --------       --------
OPERATIONS:
   Net investment loss                                                                                  $   (63,955)   $  (275,496)
   Net realized gain on investments                                                                       1,212,791        190,428
   Net change in unrealized appreciation on investments                                                     761,265      1,607,776
                                                                                                        -----------    -----------
       Net increase in net assets resulting from operations                                               1,910,101      1,522,708
                                                                                                        -----------    -----------
DISTRIBUTIONS TO SHAREHOLDERS:
   Distributions from net realized gains ($0.03002 and $1.3048 per share, respectively)                     (22,906)    (1,432,499)*
                                                                                                                               <F10>
                                                                                                        -----------    -----------
FUND SHARE ACTIVITIES:
   Proceeds from shares issued (45,646 and 345,706 shares, respectively)                                    839,067      5,983,960
   Net asset value of shares issued in distributions reinvested (1,394 and 82,940 shares, respectively)      21,855      1,389,237
   Cost of shares redeemed (143,441 and 774,759 shares, respectively)                                    (2,493,706)   (13,200,954)
                                                                                                        -----------    -----------
       Net decrease in net assets derived from Fund share activities                                     (1,632,784)    (5,827,757)
                                                                                                        -----------    -----------
       TOTAL INCREASE(DECREASE)                                                                             254,411     (5,737,548)
NET ASSETS AT THE BEGINNING OF THE PERIOD                                                                13,117,802     18,855,350
                                                                                                        -----------    -----------
NET ASSETS AT THE END OF THE PERIOD (Includes accumulated
  net investment loss of $0 and $0, respectively)                                                       $13,372,213    $13,117,802
                                                                                                        -----------    -----------
                                                                                                        -----------    -----------

*<F10>  See Note 8

FINANCIAL HIGHLIGHTS
(Selected data for each share of the Fund outstanding throughout each period)

                                                  (UNAUDITED)
                                                  FOR THE SIX                    FOR THE YEARS ENDED SEPTEMBER 30,
                                                 MONTHS ENDING      -----------------------------------------------------------
                                                 MARCH 31, 2006     2005         2004          2003          2002          2001
                                                 --------------     ----         ----          ----          ----          ----
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                 $17.03        $16.89       $18.28        $11.24        $16.82        $43.31
Income from investment operations:
   Net investment loss*<F11>                          (0.09)        (0.29)       (0.38)        (0.23)        (0.23)        (0.37)
   Net realized and unrealized
     gains (losses) on investments                     2.94          1.73        (0.27)         7.27         (5.31)       (25.47)
                                                     ------        ------       ------        ------        ------        ------
Total from investment operations                       2.85          1.44        (0.65)         7.04         (5.54)       (25.84)
Less distributions:
   Dividend from net investment income                   --            --           --            --            --            --
   Distributions from net realized gains              (0.03)        (1.30)       (0.74)           --         (0.04)        (0.65)
                                                     ------        ------       ------        ------        ------        ------
Total from distributions                              (0.03)        (1.30)       (0.74)           --         (0.04)        (0.65)
                                                     ------        ------       ------        ------        ------        ------
Net asset value, end of period                       $19.85        $17.03       $16.89        $18.28        $11.24        $16.82
                                                     ------        ------       ------        ------        ------        ------
                                                     ------        ------       ------        ------        ------        ------
TOTAL RETURN                                         16.78%(1)      8.68%       (4.29%)       62.63%       (33.02%)      (60.44%)
                                                           <F14>
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's $)               13,372        13,118       18,855        26,446        14,065        27,794
Ratio of expenses (after reimbursement)
  to average net assets**<F12>                        2.01%(2)      2.07%        1.96%         2.02%         1.87%         1.74%
                                                           <F15>
Ratio of net investment loss
  to average net assets***<F13>                      (1.03%)(2)    (1.74%)      (1.87%)       (1.56%)       (1.33%)       (1.29%)
                                                            <F15>
Portfolio turnover rate                               83.7%         97.5%        65.7%         88.4%        195.0%         74.0%

  *<F11> Net investment loss per share is calculated using average shares outstanding.
 **<F12> Computed after giving effect to adviser's expense limitation undertaking. If the Fund had paid all of its expenses for the six months ending March 31, 2006 and for the year ended September 30, 2005, the ratios would have been 2.51%(2)<F15> and 2.22%, respectively.
***<F13> If the Fund had paid all of its expenses for the six months ending March 31, 2006 and for the year ended September 30, 2005, the ratios would have been (1.53%)(2)<F15> and (1.89%), respectively.
(1)<F14>   Not Annualized.
(2)<F15>   Annualized.

  The accompanying notes to financial statements are an integral part of these statements.

Reynolds Fund
STATEMENT OF NET ASSETS
March 31, 2006 (Unaudited)

  SHARES                                                              VALUE
  ------                                                              -----
LONG-TERM INVESTMENTS -- 125.1% (A)<F17>
COMMON STOCKS -- 124.9% (A)<F17>

            APPAREL -- 2.1%
   2,500    Charlotte Russe Holding Inc.*<F16>                     $    53,500
     500    Gildan Activewear Inc.*<F16>                                23,760
  16,000    Tefron Ltd.*<F16>                                          180,000
   3,000    Zumiez Inc.*<F16>                                          183,300
                                                                   -----------
                                                                       440,560

            APPLICATION SOFTWARE -- 0.7%
  17,000    Novell, Inc.*<F16>                                         130,560
   5,000    Sonic Foundry, Inc.*<F16>                                    9,300
                                                                   -----------
                                                                       139,860
            AUTOMOTIVE -- 1.0%
   4,000    Amerigon Inc.*<F16>                                         31,080
  15,000    Fiat S.p.A. SP-ADR*<F16>                                   189,600
                                                                   -----------
                                                                       220,680
            BEVERAGES -- 0.6%
   1,000    Hansen Natural Corp.*<F16>                                 126,050

            BIOTECHNOLOGY -- 5.8%
   3,250    AVANIR Pharmaceuticals*<F16>                                47,515
   6,000    AVI BioPharma, Inc.*<F16>                                   45,540
   8,000    BioCryst Pharmaceuticals, Inc.*<F16>                       144,480
  10,000    Genaera Corp.*<F16>                                         14,000
     500    Genentech, Inc.*<F16>                                       42,255
  40,000    Generex Biotechnology Corp.*<F16>                          122,800
  26,000    Genta Inc.*<F16>                                            56,160
   1,000    Gilead Sciences, Inc.*<F16>                                 62,220
  19,500    Hana Biosciences, Inc.*<F16>                               204,750
   5,000    Hemispherx Biopharma, Inc.*<F16>                            18,000
   4,500    Mannkind Corp.*<F16>                                        91,980
   6,000    Novavax, Inc.*<F16>                                         47,880
   4,000    PDL BioPharma Inc.*<F16> (Formerly
              Protein Design Labs, Inc.)                               131,200
  21,000    Pingchuan Pharmaceutical Inc.*<F16>                         12,075
   8,000    Sangamo BioSciences, Inc.*<F16>                             47,600
   4,000    Savient Pharmaceuticals Inc.*<F16>                          21,320
   9,000    ViroPharma Inc.*<F16>                                      114,300
  12,000    XOMA Ltd.*<F16>                                             27,480
                                                                   -----------
                                                                     1,251,555
            BUILDING -- 0.8%
  12,500    Comfort Systems USA, Inc.                                  168,750

            BUSINESS SOFTWARE & SERVICES -- 7.9%
   8,000    Agile Software Corp.*<F16>                                  61,040
   6,000    Akamai Technologies, Inc.*<F16>                            197,340
   3,500    Answerthink Inc.*<F16>                                      22,505
  40,500    Aspen Technology, Inc.*<F16>                               512,325
  15,500    BEA Systems, Inc.*<F16>                                    203,515
   1,500    Comverse Technology, Inc.*<F16>                             35,295
   3,000    Copart, Inc.*<F16>                                          82,350
   4,500    Kenexa Corp.*<F16>                                         138,375
   4,000    Manugistics Group, Inc.*<F16>                                8,640
   8,000    Nuance Communications, Inc.*<F16>                           94,480
  10,000    Radiant Systems, Inc.*<F16>                                135,200
   4,000    Sapient Corp.*<F16>                                         30,520
   5,000    Sonus Networks, Inc.*<F16>                                  27,400
   6,500    TIBCO Software Inc.*<F16>                                   54,340
  17,000    Viewpoint Corp.*<F16>                                       23,460
   2,000    Vital Images, Inc.*<F16>                                    68,160
                                                                   -----------
                                                                     1,694,945
            CABLE TV/BROADCASTING -- 0.3%
  20,000    Charter Communications, Inc.*<F16>                          21,800
  10,000    Sirius Satellite Radio Inc.*<F16>                           50,800
                                                                   -----------
                                                                        72,600
            CAPITAL EQUIPMENT -- 0.3%
   2,000    Mobile Mini, Inc.*<F16>                                     61,840

            CHEMICALS-SPECIALTY -- 0.2%
   1,000    NewMarket Corp.                                             47,590

            COMMUNICATION EQUIPMENT -- 9.6%
   1,500    American Tower Corp.*<F16>                                  45,480
  23,000    Brocade Communications
              Systems, Inc.*<F16>                                      153,640
   4,000    C-COR Inc.*<F16>                                            34,960
  22,000    Concurrent Computer Corp.*<F16>                             71,060
   4,500    Corning Inc.*<F16>                                         121,095
   7,500    Endwave Corp.*<F16>                                        110,175
  73,000    Finisar Corp.*<F16>                                        361,350
  40,000    JDS Uniphase Corp.*<F16>                                   166,800
   4,000    McDATA Corp.*<F16>                                          18,480
   5,000    Plexus Corp.*<F16>                                         187,850
   8,000    Powerwave Technologies, Inc.*<F16>                         107,920
   2,000    QUALCOMM Inc.                                              101,220
   1,500    Seagate Technology                                          39,495
  14,500    Stratex Networks, Inc.*<F16>                                89,175
  28,500    Tellabs, Inc.*<F16>                                        453,150
                                                                   -----------
                                                                     2,061,850
            COMPUTER & PERIPHERALS -- 3.3%
     500    Apple Computer, Inc.*<F16>                                  31,360
   9,500    Komag, Inc.*<F16>                                          452,200
   7,500    Maxtor Corp.*<F16>                                          71,700
   1,000    Network Appliance, Inc.*<F16>                               36,030
   2,000    Palm, Inc.*<F16>                                            46,320
  12,000    Sun Microsystems, Inc.*<F16>                                61,560
                                                                   -----------
                                                                       699,170
            COMPUTER NETWORKING -- 3.6%
   5,000    3Com Corp.*<F16>                                            25,600
  10,000    Adaptec, Inc.*<F16>                                         55,300
   6,500    Broadwing Corp.*<F16>                                       95,810
   3,500    Citrix Systems, Inc.*<F16>                                 132,650
   8,000    Foundry Networks, Inc.*<F16>                               145,280
  10,000    Glenayre Technologies, Inc.*<F16>                           52,500
  20,500    MRV Communications, Inc.*<F16>                              84,050
   9,000    Sierra Wireless Inc.*<F16>                                 105,120
   9,000    Sycamore Networks, Inc.*<F16>                               42,300
   1,000    WebEx Communications, Inc.*<F16>                            33,670
                                                                   -----------
                                                                       772,280
            COMPUTER SOFTWARE & SERVICES -- 0.5%
   4,000    Interwoven, Inc.*<F16>                                      35,960
  13,000    VA Software Corp.*<F16>                                     62,270
                                                                   -----------
                                                                        98,230
            DRUGS -- 2.8%
   6,000    CollaGenex
              Pharmaceuticals, Inc.*<F16>                               88,800
   5,000    Cortex Pharmaceuticals, Inc.*<F16>                          26,250
   1,500    First Horizon
              Pharmaceutical Corp.*<F16>                                37,815
  57,000    InSite Vision Inc.*<F16>                                   123,690
   7,000    Ligand Pharmaceuticals Inc. Cl B*<F16>                      89,390
  16,000    Questcor Pharmaceuticals, Inc.*<F16>                        25,120
  13,000    SciClone Pharmaceuticals, Inc.*<F16>                        46,410
   4,500    Vertex Pharmaceuticals Inc.*<F16>                          164,655
                                                                   -----------
                                                                       602,130
            ELECTRICAL EQUIPMENT -- 2.0%
  14,000    ABB Ltd. SP-ADR*<F16>                                      175,700
   4,000    Capstone Turbine Corp.*<F16>                                14,560
     500    Encore Wire Corp.*<F16>                                     16,940
  12,500    Fuel-Tech N.V.*<F16>                                       199,875
   2,500    FuelCell Energy, Inc.*<F16>                                 28,675
                                                                   -----------
                                                                       435,750
            ELECTRONICS -- 2.6%
   1,500    Agilent Technologies, Inc.*<F16>                            56,325
  11,500    Evergreen Solar, Inc.*<F16>                                177,100
  39,500    GigaMedia Ltd.*<F16>                                       224,360
   1,500    InfoSonics Corp.*<F16>                                      15,330
   1,000    Jabil Circuit, Inc.*<F16>                                   42,860
   1,500    Technitrol, Inc.                                            35,970
                                                                   -----------
                                                                       551,945
            ENERGY -- 0.8%
  16,000    Ivanhoe Energy Inc.*<F16>                                   43,520
  26,000    Northern Orion Resources Inc.*<F16>                        117,520
                                                                   -----------
                                                                       161,040
            ENERGY-SERVICES -- 7.5%
   1,000    Baker Hughes Inc.                                           68,400
   6,000    Cooper Cameron Corp.*<F16>                                 264,480
   2,000    Diamond Offshore Drilling, Inc.                            179,000
   9,000    ENGlobal Corp.*<F16>                                       131,490
   3,000    Global Industries, Ltd.*<F16>                               43,470
   1,000    Halliburton Co.                                             73,020
     500    Noble Corp.                                                 40,550
  24,000    Parker Drilling Co.*<F16>                                  222,480
   1,500    Rowan Companies, Inc.                                       65,940
   3,000    Smith International, Inc.                                  116,880
   1,000    Transocean Inc.*<F16>                                       80,300
   7,000    Veritas DGC Inc.*<F16>                                     317,730
                                                                   -----------
                                                                     1,603,740
            ENGINEERING/CONSTRUCTION -- 0.8%
   1,000    Foster Wheeler Ltd.*<F16>                                   47,310
   6,500    Mitcham Industries, Inc.*<F16>                             108,160
     500    URS Corp.*<F16>                                             20,125
                                                                   -----------
                                                                       175,595
            ENTERTAINMENT/MEDIA -- 0.3%
   4,000    Multimedia Games, Inc.*<F16>                                59,520

            FINANCIAL SERVICES -- 3.7%
  12,000    E*TRADE Financial Corp.*<F16>                              323,760
   1,000    First Cash Financial
              Services, Inc.*<F16>                                      19,990
  26,022    HomeStore, Inc.*<F16>                                      170,704
   7,000    Knight Capital Group, Inc.*<F16>                            97,510
   4,000    TD Ameritrade Holding Corp.                                 83,480
   7,000    U.S. Global Investors, Inc.*<F16>                          109,060
                                                                   -----------
                                                                       804,504
            GOLD & SILVER -- 7.1%
  24,000    Bema Gold Corp.*<F16>                                      106,320
   9,000    Cambior Inc.*<F16>                                          29,430
  21,500    Coeur d'Alene Mines Corp.*<F16>                            141,040
   6,000    Crystallex International Corp.*<F16>                        24,660
  14,000    Eldorado Gold Corp.*<F16>                                   66,920
  12,000    Gammon Lake Resources Inc.*<F16>                           217,200
   3,500    Gold Fields Ltd. SP-ADR                                     76,930
   2,500    Goldcorp Inc.                                               73,125
   8,000    Golden Star Resources Ltd.*<F16>                            25,520
   2,000    Hecla Mining Co.*<F16>                                      13,220
   4,000    Kinross Gold Corp.*<F16>                                    43,720
   6,500    Pan American Silver Corp.*<F16>                            165,100
   8,000    Silver Standard Resources Inc.*<F16>                       164,480
  34,000    Silver Wheaton Corp.*<F16>                                 362,780
  10,000    Taseko Mines Ltd.*<F16>                                     22,500
                                                                   -----------
                                                                     1,532,945
            HEALTH MAINTENANCE ORGANIZATION -- 0.3%
   1,000    UnitedHealth Group Inc.                                     55,860

            HOME BUILDERS -- 0.3%
   7,000    U.S. Home Systems, Inc.*<F16>                               60,340

            HOUSEHOLD PRODUCTS -- 0.2%
   1,000    Parlux Fragrances, Inc.*<F16>                               32,250

            INDUSTRIAL METALS & MINERALS -- 2.2%
     500    Allegheny Technologies, Inc.                                30,590
   1,000    Dynamic Materials Corp.                                     35,640
   1,000    Tenaris S.A. ADR                                           180,670
   2,000    TETRA Technologies, Inc.*<F16>                              94,080
   2,000    Titanium Metals Corp.*<F16>                                 97,100
   2,000    U.S. Concrete, Inc.*<F16>                                   28,920
                                                                   -----------
                                                                       467,000
            INSTRUMENTS -- 0.4%
   1,500    Daktronics, Inc.                                            54,750
   3,000    Input/Output, Inc.*<F16>                                    29,130
                                                                   -----------
                                                                        83,880
            INSURANCE -- 0.4%
  33,000    SCOR SP-ADR                                                 83,160

            INTEGRATED OIL & GAS -- 1.8%
     500    Devon Energy Corp.                                          30,585
   5,000    Gastar Exploration Ltd.*<F16>                               21,300
  40,000    Harken Energy Corp.*<F16>                                   26,400
   1,500    Noble Energy, Inc.                                          65,880
   2,000    Swift Energy Co.*<F16>                                      74,920
  18,000    TransGlobe Energy Corp.*<F16>                               96,840
   9,000    VAALCO Energy, Inc.*<F16>                                   60,300
                                                                   -----------
                                                                       376,225
            INTERNET INFORMATION PROVIDERS -- 0.5%
  21,000    CDC Corp.*<F16>                                             92,400
  38,000    Verticalnet, Inc.*<F16>                                     18,799
                                                                   -----------
                                                                       111,199
            INTERNET SERVICE PROVIDERS -- 1.2%
  27,000    Internap Network Services Corp.*<F16>                       25,380
  19,000    SAVVIS, Inc.*<F16>                                          28,310
  15,500    Sify Ltd. SP-ADR*<F16>                                     205,220
                                                                   -----------
                                                                       258,910
            INTERNET SOFTWARE & SERVICES -- 6.3%
  20,500    24/7 Real Media, Inc.*<F16>                                214,430
  12,000    Ariba, Inc.*<F16>                                          117,360
  67,000    Art Technology Group, Inc.*<F16>                           215,070
   4,000    Internet Capital Group, Inc.*<F16>                          37,680
  22,000    Loudeye Corp.*<F16>                                         11,266
  10,000    On2 Technologies, Inc.*<F16>                                 8,000
   2,000    Openwave Systems Inc.*<F16>                                 43,160
  12,500    Red Hat, Inc.*<F16>                                        349,750
   9,500    Redback Networks Inc.*<F16>                                206,055
   8,000    Saba Software, Inc.*<F16>                                   51,600
  30,000    Safeguard Scientifics, Inc.*<F16>                           74,100
   5,000    Youbet.com, Inc.*<F16>                                      27,300
                                                                   -----------
                                                                     1,355,771
            MEDICAL SERVICES -- 1.4%
  14,000    Delcath Systems Inc.*<F16>                                  64,400
   4,813    Emdeon Corp.*<F16>                                          51,980
   1,000    Quality Systems, Inc.                                       33,100
   3,000    Quidel Corp.*<F16>                                          38,610
   1,000    Radiation Therapy Services, Inc.*<F16>                      25,510
   1,000    Sierra Health Services, Inc.*<F16>                          40,700
   1,500    Ventiv Health, Inc.*<F16>                                   49,830
                                                                   -----------
                                                                       304,130
            MEDICAL SUPPLIES -- 2.2%
   3,000    Align Technology, Inc.*<F16>                                27,510
   1,000    Digene Corp.*<F16>                                          39,100
   3,500    Neurometrix Inc.*<F16>                                     136,290
   4,500    Schick Technologies, Inc.*<F16>                            224,550
     500    Varian Medical Systems, Inc.*<F16>                          28,080
  12,000    Vasogen Inc.*<F16>                                          25,320
                                                                   -----------
                                                                       480,850
            NATURAL GAS -- 0.9%
     500    Newfield Exploration Co.*<F16>                              20,950
   1,000    Questar Corp.                                               70,050
   3,500    Southwestern Energy Co.*<F16>                              112,665
                                                                   -----------
                                                                       203,665
            OIL & GAS REFINING & MARKETING -- 2.4%
   2,000    Frontier Oil Corp.                                         118,700
   1,500    Sunoco, Inc.                                               116,355
   4,000    Tesoro Corp.                                               273,360
                                                                   -----------
                                                                       508,415
            PHOTOGRAPHY -- 0.4%
  11,000    Lexar Media, Inc.*<F16>                                     94,380

            RECREATION -- 0.3%
   3,500    Dover Motorsports, Inc.                                     19,215
   8,000    Smith & Wesson Holding Corp.*<F16>                          48,400
                                                                   -----------
                                                                        67,615
            RESTAURANTS -- 0.6%
   4,000    Papa John's International, Inc.*<F16>                      131,240

            RETAIL-SPECIALTY -- 2.4%
   3,250    Best Buy Co., Inc.                                         181,772
   1,500    Dress Barn, Inc.*<F16>                                      71,925
   1,500    Starbucks Corp.*<F16>                                       56,460
   9,500    United Retail Group, Inc.*<F16>                            177,935
   1,000    Urban Outfitters, Inc.*<F16>                                24,540
                                                                   -----------
                                                                       512,632
            SECURITY SOFTWARE & SERVICES -- 2.1%
  11,500    RSA Security Inc.*<F16>                                    206,310
  10,000    Secure Computing Corp.*<F16>                               115,400
  15,500    VASCO Data Security
              International, Inc.*<F16>                                126,790
                                                                   -----------
                                                                       448,500
            SEMICONDUCTOR CAPITAL SPENDING -- 2.3%
  20,000    Asyst Technologies, Inc.*<F16>                             208,200
   5,500    Kulicke and Soffa Industries, Inc.*<F16>                    52,470
  11,000    LTX Corp.*<F16>                                             59,400
   7,500    Teradyne, Inc.*<F16>                                       116,325
  23,000    TranSwitch Corp.*<F16>                                      59,800
                                                                   -----------
                                                                       496,195
            SEMICONDUCTORS -- 18.9%
   4,500    Advanced Micro Devices, Inc.*<F16>                         149,220
  36,000    Applied Micro Circuits Corp.*<F16>                         146,520
  41,000    Atmel Corp.*<F16>                                          193,520
  19,000    Avanex Corp.*<F16>                                          61,940
   5,000    Axcelis Technologies, Inc.*<F16>                            29,300
   3,000    Bookham, Inc.*<F16>                                         28,620
   1,500    Broadcom Corp.*<F16>                                        64,740
  47,000    Conexant Systems, Inc.*<F16>                               162,150
   1,500    Cypress Semiconductor Corp.*<F16>                           25,425
  39,000    EMCORE Corp.*<F16>                                         398,580
   2,000    Lam Research Corp.*<F16>                                    86,000
  13,000    Lattice Semiconductor Corp.*<F16>                           86,580
   4,000    LSI Logic Corp.*<F16>                                       46,240
     500    Marvell Technology Group Ltd.*<F16>                         27,050
   3,000    Mattson Technology, Inc.*<F16>                              36,000
   2,500    MEMC Electronic
              Materials, Inc.*<F16>                                     92,300
   6,000    Merix Corp.*<F16>                                           73,800
   1,000    Microchip Technology Inc.                                   36,300
  45,000    Mindspeed Technologies Inc.*<F16>                          179,100
   9,500    Netlogic Microsystems Inc.*<F16>                           391,495
   7,500    NVIDIA Corp.*<F16>                                         429,450
  15,500    ON Semiconductor Corp.*<F16>                               112,530
   4,000    Pixelworks, Inc.*<F16>                                      19,880
  13,500    PLX Technology, Inc.*<F16>                                 169,425
  13,000    PMC-Sierra, Inc.*<F16>                                     159,770
   5,000    Rambus Inc.*<F16>                                          196,700
  17,000    RF Micro Devices, Inc.*<F16>                               147,050
   3,000    SIPEX Corp.*<F16>                                            8,550
  23,000    Solectron Corp.*<F16>                                       92,000
   4,000    Transmeta Corp.*<F16>                                        8,120
   6,000    Trident Microsystems, Inc.*<F16>                           174,360
  17,000    TriQuint Semiconductor, Inc.*<F16>                          83,640
  39,000    Vitesse Semiconductor Corp.*<F16>                          139,620
                                                                   -----------
                                                                     4,055,975
            SERVICES -- 3.1%
   3,000    Layne Christensen Co.*<F16>                                100,560
   1,000    Monster Worldwide Inc.*<F16>                                49,860
   7,250    Napco Security Systems, Inc.*<F16>                         120,278
   5,000    On Assignment, Inc.*<F16>                                   54,900
   5,000    SITEL Corp.*<F16>                                           21,000
  24,000    Spherion Corp.*<F16>                                       249,600
   6,500    Taser International, Inc.*<F16>                             68,835
                                                                   -----------
                                                                       665,033
            TELECOMMUNICATION SERVICES -- 0.3%
   3,000    Koninklijke (Royal)
              KPN N.V. SP-ADR                                           33,840
   4,000    Qwest Communications
              International Inc.*<F16>                                  27,200
                                                                   -----------
                                                                        61,040
            TELECOMMUNICATIONS -- 1.8%
  37,000    CIENA Corp.*<F16>                                          192,770
  27,000    Covad Communications
              Group, Inc.*<F16>                                         52,110
  26,000    Level 3 Communications, Inc.*<F16>                         134,680
                                                                   -----------
                                                                       379,560
            TELEPHONE SERVICES -- 3.5%
  42,000    Time Warner Telecom Inc.*<F16>                             753,900

            UTILITIES -- 0.2%
   1,500    Energen Corp.                                               52,500

            WIRELESS COMMUNICATION -- 4.2%
   8,750    Brightpoint, Inc.*<F16>                                    271,775
  13,000    Lightbridge, Inc.*<F16>                                    144,300
   1,000    NII Holdings Inc.*<F16>                                     58,970
  20,500    RELM Wireless Corp.*<F16>                                  199,670
   7,500    SBA Communications Corp.*<F16>                             175,575
   4,000    UbiquiTel Inc.*<F16>                                        40,400
                                                                   -----------
                                                                       890,690
                                                                   -----------
                Total common stocks
                  (cost $20,566,698)                                26,774,044
                                                                   -----------

REITS -- 0.2% (A)<F17>
   1,500    Tanger Factory
              Outlet Centers, Inc.                                      51,615
                                                                   -----------
                Total reits
                  (cost $52,172)                                        51,615
                                                                   -----------

RIGHTS -- 0.0% (A)<F17>
   6,800    Monogram
              Biosciences, Inc. CVR*<F16>                                4,284
                                                                   -----------
                Total rights
                  (cost $0)                                              4,284
                                                                   -----------
                Total long-term investments
                  (cost $20,618,870)                                26,829,943

PRINCIPAL AMOUNT
----------------
SHORT-TERM INVESTMENTS -- 0.0% (A)<F17>

            VARIABLE RATE DEMAND NOTE -- 0.0%
    $907    U.S. Bank, N.A., 4.57%                                         907
                                                                   -----------
                Total short-term investments
                  (cost $907)                                              907
                                                                   -----------
                Total investments
                  (cost $20,619,777)                                26,830,850
            Liabilities, less cash and
              Receivables -- (25.1%) (A)<F17>                       (5,375,182)
                                                                   -----------
                NET ASSETS                                         $21,455,668
                                                                   -----------
                                                                   -----------
            Net Asset Value Per Share
              ($0.01 par value, 40,000,000
              shares authorized), offering
              and redemption price
              ($21,455,668 / 3,080,347
              shares outstanding)                                  $      6.97
                                                                   -----------
                                                                   -----------

  *<F16>   Non-income producing security.
(A)<F17> Percentages for the various classifications relate to net assets. ADR - American Depositary Receipt
CVR - Contingent Value Right
N.V. - Netherlands Antilles Limited Liability Corp.

  The accompanying notes to financial statements are an integral part of this statement.

Reynolds Fund
STATEMENT OF OPERATIONS
For the Six Months Ending March 31, 2006 (Unaudited)

INCOME:
   Dividends                                                        $   63,225
   Interest                                                             14,258
                                                                    ----------
       Total income                                                     77,483
                                                                    ----------
EXPENSES:
   Interest expense                                                    112,908
   Management fees                                                      92,228
   Custodian fees                                                       23,741
   Administrative services                                              20,937
   Professional fees                                                    17,334
   Transfer agent fees                                                  14,133
   Registration fees                                                     9,648
   Printing and postage expense                                          7,643
   Distribution fees                                                     4,600
   Board of Directors fees                                               2,500
   Insurance expense                                                     1,906
   Other expenses                                                          348
                                                                    ----------
       Total expenses before reimbursement                             307,926
   Less expenses reimbursed by adviser                                 (15,734)
                                                                    ----------
       Net expenses                                                    292,192
                                                                    ----------
NET INVESTMENT LOSS                                                   (214,709)
                                                                    ----------
NET REALIZED GAIN ON INVESTMENTS                                     2,049,943
NET CHANGE IN UNREALIZED APPRECIATION ON INVESTMENTS                 1,729,155
                                                                    ----------
NET GAIN ON INVESTMENTS                                              3,779,098
                                                                    ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $3,564,389
                                                                    ----------
                                                                    ----------

  The accompanying notes to financial statements are an integral part of this statement.

Reynolds Fund
STATEMENT OF CASH FLOWS
For the Six Months Ending March 31, 2006 (Unaudited)

CASH FLOWS FROM OPERATING ACTIVITIES:
   Net increase in net assets from operations                     $  3,564,389
   Adjustments to reconcile net increase in net assets from
     operations to net cash provided by operating activities:
       Unrealized appreciation on securities                        (1,729,155)
       Net realized gain from investments                           (2,045,126)
       Purchase of investment securities                           (33,739,227)
       Decrease in payable for securities purchased                   (506,804)
       Purchase of short-term investment securities, net                    (1)
       Proceeds from disposition of investment securities           34,125,447
       Decrease in receivables for securities sold                   1,163,403
       Change in receivables/payables related to operations, net       (10,136)
                                                                  ------------
           Net cash provided by operating activities                   822,790
                                                                  ------------
CASH FLOWS FROM FINANCING ACTIVITIES:
   Increase in loan payable                                            647,000
   Proceeds from shares sold                                         2,858,261
   Payment on shares redeemed                                       (4,306,576)
   Increase in amount due to custodian                                 (21,475)
                                                                  ------------
           Net cash used in financing activities                      (822,790)
                                                                  ------------
NET CHANGE IN CASH                                                          --

CASH:
   Beginning balance                                                        --
                                                                  ------------
   Ending balance                                                 $         --
                                                                  ------------
                                                                  ------------

  The accompanying notes to financial statements are an integral part of this statement.

Reynolds Fund
STATEMENTS OF CHANGES IN NET ASSETS
For the Six Months Ending March 31, 2006 (Unaudited) and for the Year Ended September 30, 2005

                                                                                       2006                2005
                                                                                     --------            --------
OPERATIONS:
   Net investment loss                                                              $  (214,709)        $  (805,220)
   Net realized gain (loss) on investments                                            2,049,943          (8,227,893)
   Net change in unrealized appreciation on investments                               1,729,155          11,429,926
                                                                                    -----------         -----------
       Net increase in net assets resulting from operations                           3,564,389           2,396,813
                                                                                    -----------         -----------
FUND SHARE ACTIVITIES:
   Proceeds from shares issued (464,843 and 1,667,540 shares, respectively)           2,929,861           9,988,700
   Cost of shares redeemed (727,431 and 4,596,399 shares, respectively)              (4,303,254)        (26,914,704)
                                                                                    -----------         -----------
       Net decrease in net assets derived from Fund share activities                 (1,373,393)        (16,926,004)
                                                                                    -----------         -----------
       TOTAL INCREASE (DECREASE)                                                      2,190,996         (14,529,191)
NET ASSETS AT THE BEGINNING OF THE PERIOD                                            19,264,672          33,793,863
                                                                                    -----------         -----------
NET ASSETS AT THE END OF THE PERIOD (Includes accumulated
  net investment loss of $0 and $0, respectively)                                   $21,455,668         $19,264,672
                                                                                    -----------         -----------
                                                                                    -----------         -----------

FINANCIAL HIGHLIGHTS
(Selected data for each share of the Fund outstanding throughout each period)

                                                  (UNAUDITED)
                                                  FOR THE SIX                    FOR THE YEARS ENDED SEPTEMBER 30,
                                                 MONTHS ENDING      -----------------------------------------------------------
                                                 MARCH 31, 2006     2005         2004          2003          2002          2001
                                                 --------------     ----         ----          ----          ----          ----
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                 $ 5.76        $ 5.39       $ 6.01        $ 3.01        $ 4.35        $13.14
Income from investment operations:
   Net investment loss*<F18>                          (0.07)        (0.17)       (0.16)        (0.11)        (0.06)        (0.09)
   Net realized and unrealized
     gains (losses) on investments                     1.28          0.54        (0.46)         3.11         (1.28)        (8.70)
                                                     ------        ------       ------        ------        ------        ------
Total from investment operations                       1.21          0.37        (0.62)         3.00         (1.34)        (8.79)
Less distributions:
   Dividend from net investment income                   --            --           --            --            --            --
   Distribution from net realized gains                  --            --           --            --            --            --
                                                     ------        ------       ------        ------        ------        ------
Total from distributions                                 --            --           --            --            --            --
                                                     ------        ------       ------        ------        ------        ------
Net asset value, end of period                       $ 6.97        $ 5.76       $ 5.39        $ 6.01        $ 3.01        $ 4.35
                                                     ------        ------       ------        ------        ------        ------
                                                     ------        ------       ------        ------        ------        ------
TOTAL RETURN                                         21.01%(1)      6.86%      (10.17%)       99.67%       (30.80%)      (66.89%)
                                                           <F21>
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's $)               21,456        19,265       33,794        32,728        10,481        20,136
Ratio of expenses to average net assets**<F19>        3.17%(2)      3.29%        2.29%         2.82%         2.07%         1.66%
                                                           <F22>
Ratio of net investment loss
  to average net assets***<F20>                      (2.33%)(2)    (3.02%)      (2.24%)       (2.41%)       (1.41%)       (0.89%)
                                                            <F22>
Portfolio turnover rate                              154.3%        142.9%        79.5%        119.9%        408.5%        275.5%

  *<F18> Net investment loss per share is calculated using average shares outstanding.
 **<F19> Computed after giving effect to adviser's expense limitation undertaking. If the Fund had paid all of its expenses for the six months ending March 31, 2006 and for the year ended September 30, 2003, the ratios would have been 3.34%(2)<F22> and 2.88%, respectively.
***<F20> If the Fund had paid all of its expenses for the six months ending March 31, 2006 and for the year ended September 30, 2003, the ratios would have been (2.50%)(2)<F22> and (2.47%), respectively.
(1)<F21>   Not Annualized.
(2)<F22>   Annualized.

  The accompanying notes to financial statements are an integral part of these statements.

Reynolds Funds, Inc.
NOTES TO FINANCIAL STATEMENTS
March 31, 2006 (Unaudited)

(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES --

     The following is a summary of significant accounting policies of the Reynolds Funds, Inc. (the "Company"), which is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended. This Company consists of a series of three funds: the Reynolds Blue Chip Growth Fund ("Blue Chip Fund"), the Reynolds Opportunity Fund ("Opportunity Fund") and the Reynolds Fund ("Reynolds Fund") (collectively the "Funds"). The assets and liabilities of each Fund are segregated and a shareholder's interest is limited to the Fund in which the shareholder owns shares. The Company was incorporated under the laws of Maryland on April 28,1988.

     The investment objective of the Blue Chip Fund is to produce long-term growth of capital by investing in a diversified portfolio of common stocks issued by well-established growth companies commonly referred to as "blue chip" companies; the investment objective of the Opportunity Fund is to produce long-term growth of capital by investing in a diversified portfolio of common stocks having above average growth characteristics; and the investment objective of the Reynolds Fund is to produce long-term growth of capital.

     (a) Each security for the Blue Chip Fund, Opportunity Fund and Reynolds Fund, excluding short-term investments, is valued at the last sale price reported by the principal security exchange on which the issue is traded, or if no sale is reported, the latest bid price. Securities which are traded on the Nasdaq National Market or the Nasdaq SmallCap Market are valued at the Nasdaq Official Closing Price, or if no sale is reported, the latest bid price. Short-term investments with maturities of 60 days or less held by these Funds are valued at amortized cost which approximates value. Securities for which quotations are not readily available are valued at fair value as determined by the investment adviser under the supervision of the Board of Directors. The fair value of a security is the amount which the Fund might receive upon a current sale. The fair value of a security may differ from the last quoted price and the Fund may not be able to sell a security at the fair value. Market quotations may not be available, for example, if trading in particular securities was halted during the day and not resumed prior to the close of trading on the New York Stock Exchange. For financial reporting purposes, investment transactions are recorded on the trade date.

     (b) Net realized gains and losses on sales of securities are computed on the identified cost basis.

     (c) The Funds record dividend income on the ex-dividend date and interest income on an accrual basis.

     (d) The Funds have investments in short-term variable rate demand notes, which are unsecured instruments. The Funds may be susceptible to credit risk with respect to these notes to the extent the issuer defaults on its payment obligation. The Funds' policy is to monitor the creditworthiness of the issuer and nonperformance by these counterparties is not anticipated.

     (e) Accounting principles generally accepted in the United States of America ("GAAP") require that permanent differences between income for financial reporting and tax purposes be reclassified in the capital accounts.

     (f) The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

     (g) No provision has been made for Federal income taxes since the Funds have elected to be taxed as "regulated investment companies" and intend to distribute substantially all income to shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies.

(2) INVESTMENT ADVISER AND MANAGEMENT AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES --

     The Funds have management agreements with Reynolds Capital Management ("RCM"), with whom certain officers and a director of the Funds are affiliated, to serve as investment adviser and manager. Under the terms of the agreements, the Funds' will pay RCM a monthly management fee at the annual rate of 1% of such Funds' daily net assets.

     For the six months ending March 31, 2006, RCM has reimbursed the Opportunity Fund for expenses over 2.00% of the daily net assets of the Fund totaling $31,020 and the Reynolds Fund for expenses over 1.95%, of the daily net assets of the Fund totaling $15,734.

     The Funds have administrative agreements with Fiduciary Management, Inc. ("FMI"), with whom an officer of the Funds is affiliated, to supervise all aspects of the Funds' operations except those performed by RCM pursuant to the management agreements. Under the terms of the agreements, the Funds' will pay FMI a monthly administrative fee at the annual rate of 0.20% of such Funds' daily net assets up to and including $30,000,000 and 0.10% of such Funds' daily net assets in excess of $30,000,000; subject to a fiscal year minimum of twenty thousand dollars.

     The Funds' have adopted a Service and Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Plan provides that each Fund adopting it may incur certain costs which may not exceed a maximum amount equal to 0.25% per annum of such Fund's average daily net assets. Payments made pursuant to the Plan may only be used to pay distribution expenses incurred in the current year.

     In the normal course of business the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

(3)  CREDIT FACILITY --

     U.S. Bank, N.A. has made available to the Blue Chip Fund, Opportunity Fund and Reynolds Fund a credit facility pursuant to the respective Credit Agreements dated August 7, 2000 for the purpose of having cash available to cover incoming redemptions. The Reynolds Fund can also use the credit facility to purchase securities. The Credit Agreements expire July 31, 2006. The terms of the respective agreements are as follows:

                                                BLUE CHIP          OPPORTUNITY          REYNOLDS
                                                  FUND                FUND                FUND
                                             ---------------     ---------------     ---------------
     Payment Terms                           Due in 45 days      Due in 45 days      Due in 90 days
     Interest                                Prime Rate - 1%     Prime Rate - 1%     Prime Rate - 1%
     Unused Line Fees                             0.10%               0.10%               0.10%
     Credit Limit                              $5,000,000           $975,000           $10,000,000
                                                                                     Variable Limit
     Average Daily Balance Outstanding           $7,753              $11,945           $3,443,434
     Maximum Amount Outstanding                 $232,000            $396,000           $5,417,000
     Interest Expense                            $2,767               $852              $112,908

(4)  DISTRIBUTIONS TO SHAREHOLDERS --

     Net investment income and net realized gains, if any, for the Funds are distributed to shareholders at least annually.

(5)  INVESTMENT TRANSACTIONS --

     For the six months ending March 31, 2006, purchases and proceeds of sales of investment securities (excluding short-term securities) were as follows:

                                   PURCHASES                SALES
                                   ---------                -----
     Blue Chip Fund               $64,112,648            $73,329,636
     Opportunity Fund              10,164,797             11,631,118
     Reynolds Fund                 33,739,227             34,125,447

(6)  ACCOUNTS PAYABLE AND ACCRUED LIABILITIES --

     As of March 31, 2006, liabilities of the Funds included the following:

                                                            BLUE CHIP        OPPORTUNITY        REYNOLDS
                                                               FUND             FUND              FUND
                                                           ------------     ------------      ------------
          Payable to brokers for securities purchased        $92,850           $    --         $  120,435
          Payable to RCM for management fees                  40,714            11,039             17,197
          Payable to FMI for administrative fees               6,619             2,208              3,439
          Payable to shareholders for redemptions                917                --              5,589
          Due to custodian                                    36,257            24,955                 --
          Interest payable                                       535               106             27,047
          Other liabilities                                   95,968            40,002             14,625
          Loan payable                                            --                --          5,330,000

(7)  SOURCES OF NET ASSETS --

     As of March 31, 2006, the sources of net assets were as follows:

                                                      BLUE CHIP       OPPORTUNITY        REYNOLDS
                                                        FUND              FUND             FUND
                                                    ------------      ------------     ------------
          Fund shares issued and outstanding         $137,421,120     $ 6,778,175       $66,003,354
          Net unrealized appreciation
            on investments                             10,129,917       5,499,024         6,211,073
          Accumulated net realized (loss) gain
            on investments                            (99,174,115)      1,095,014       (50,758,759)
                                                     ------------     -----------       -----------
                                                     $ 48,376,922     $13,372,213       $21,455,668
                                                     ------------     -----------       -----------
                                                     ------------     -----------       -----------

(8)  INCOME TAX INFORMATION --

     The following information for the Funds is presented on an income tax basis as of March 31, 2006:

                                              GROSS            GROSS          NET UNREALIZED
                             COST OF        UNREALIZED       UNREALIZED        APPRECIATION
                           INVESTMENTS     APPRECIATION     DEPRECIATION      ON INVESTMENTS
                           -----------     ------------     ------------      --------------
     Blue Chip Fund        $38,552,655     $10,473,065        $516,044          $9,957,021
     Opportunity Fund        7,978,305       5,581,333         130,087           5,451,246
     Reynolds Fund          20,737,213       6,517,869         424,232           6,093,637

     The following information for the Funds is presented on an income tax basis as of September 30, 2005:

                                               GROSS             GROSS         NET UNREALIZED     DISTRIBUTABLE     DISTRIBUTABLE
                             COST OF         UNREALIZED       UNREALIZED        APPRECIATION         ORDINARY         LONG-TERM
                           INVESTMENTS      APPRECIATION     DEPRECIATION      ON INVESTMENTS         INCOME        CAPITAL GAINS
                           -----------      ------------     ------------      --------------     -------------     -------------
     Blue Chip Fund        $42,374,337      $11,228,675        $628,478         $10,600,197           $   --           $    --
     Opportunity Fund        8,441,603        4,778,132         156,440           4,621,692               --            21,195
     Reynolds Fund          19,208,165        4,783,708         548,966           4,234,742               --                --

     The difference, if any, between the cost amount for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

     The tax components of dividends paid during the year ended September 30, 2005, capital loss carryovers, which may be used to offset future capital gains, subject to Internal Revenue Code limitations (expiring in varying amounts through 2013), as of September 30, 2005, and tax basis post-October losses as of September 30, 2005, which are not recognized for tax purposes until the first day of the following fiscal year are:

                                                 SEPTEMBER 30, 2005                                    SEPTEMBER 30, 2004
                          -----------------------------------------------------------------     -------------------------------
                            ORDINARY         LONG-TERM        NET CAPITAL                          ORDINARY         LONG-TERM
                             INCOME        CAPITAL GAINS         LOSS          POST-OCTOBER         INCOME        CAPITAL GAINS
                          DISTRIBUTIONS    DISTRIBUTIONS      CARRYOVERS          LOSSES        DISTRIBUTIONS     DISTRIBUTIONS
                          -------------    -------------      ----------       ------------     -------------     -------------
     Blue Chip Fund        $       --        $       --      $104,205,149       $       --        $       --        $       --
     Opportunity Fund              --         1,432,499                --               --                --         1,226,731
     Reynolds Fund                 --                --        43,507,952        9,053,580                --                --

     The Blue Chip Fund and Reynolds Fund have utilized $7,028,488 and $5,599,986, respectively, of their post-October losses from the prior year to increase current year net capital losses.

     Since there were no ordinary distributions paid for the year ended September 30, 2005 for the Blue Chip, Opportunity or Reynolds Funds, there are no distributions designated as qualifying for the dividends received deduction for corporate shareholders nor as qualified dividend income under the Jobs and Growth Tax Relief Act of 2003.

Reynolds Funds, Inc.
ADVISORY AGREEMENTS

     On December 21, 2005, the Board of Directors of Reynolds Funds, Inc. approved the continuation of the investment advisory agreements for the Reynolds Blue Chip Fund, Reynolds Opportunity Fund and Reynolds Fund with Reynolds Capital Management. Prior to approving the continuation of the advisory agreements, the Directors considered:

     o the nature, extent and quality of the services provided by Reynolds Capital Management

     o  the investment performance of the Funds

     o the costs of the services to be provided and profits to be realized by Reynolds Capital Management from its relationship with the Funds

     o the extent to which economies of scale would be realized as the Funds grow and whether fee levels reflect those economies of scale

     o  the expense ratios of the Funds

     In considering the nature, extent and quality of the services provided by Reynolds Capital Management, the Directors reviewed a report describing the portfolio management, shareholder communication and servicing and regulatory compliance services provided by Reynolds Capital Management to the Funds. The Directors concluded that Reynolds Capital Management was providing essential services to the Funds as well as services that were in addition to services typically provided non-mutual fund clients.

     The Directors compared the performance of the Funds to benchmark indices over various periods of time and concluded that the performance of the Funds warranted the continuation of the advisory agreements. The Directors noted that in addition to the absolute performance of the Funds, they also considered the fact that the Funds adhered to the investment style expected by their shareholders.

     In concluding that the advisory fees payable by the Funds were reasonable, the Directors reviewed reports of the costs of services provided by, and the profits realized by, Reynolds Capital Management from its relationship with the Funds and concluded that such profits were reasonable and not excessive. The Directors also reviewed reports comparing the expense ratios of, and the advisory fees paid by, the Funds, to those of, and paid by, other comparable mutual funds and concluded that the advisory fees paid by the Funds and the expense ratios of the Funds were comparable to those of comparable mutual funds.

     The Directors also considered whether the fee schedules of the investment advisory agreements should be adjusted for an increase in assets under management. The Directors concluded that "break points" were not warranted at this time given the anticipated growth of the Funds in the next year and other factors considered.

For additional information about the Directors and Officers or for a description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, please call (800) 773-9665 and request a Statement of Additional Information. One will be mailed to you free of charge. The Statement of Additional Information is also available on the website of the Securities and Exchange Commission (the "Commission") at http://www.sec.gov.
                                                         ------------------
Information on how the Funds voted proxies relating to portfolio securities is available on the Funds' website at http://www.reynoldsfunds.com or the website
                                   ----------------------------
of the Commission no later than August 31 for the prior 12 months ending June
30. The Funds' file their complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q.
The Funds' Form N-Q is available on the Commission's website. The Funds' Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C., and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

                                 REYNOLDS FUNDS
                            Wood Island, Third Floor
                      80 East Sir Francis Drake Boulevard
                           Larkspur, California 94939
                             www.reynoldsfunds.com

                               BOARD OF DIRECTORS
                                DENNIS N. MOSER
                             FREDERICK L. REYNOLDS
                               ROBERT E. STAUDER

                               INVESTMENT ADVISER
                          REYNOLDS CAPITAL MANAGEMENT
                            Wood Island, Third Floor
                      80 East Sir Francis Drake Boulevard
                           Larkspur, California 94939

                                 ADMINISTRATOR
                           FIDUCIARY MANAGEMENT, INC.
                     100 East Wisconsin Avenue, Suite 2200
                           Milwaukee, Wisconsin 53202

                               TRANSFER AGENT AND
                           DIVIDEND DISBURSING AGENT
                        U.S. BANCORP FUND SERVICES, LLC
                            615 East Michigan Street
                           Milwaukee, Wisconsin 53202
                                 1-800-773-9665
                               OR 1-800-7REYNOLDS
                                 1-414-765-4124

                                   CUSTODIAN
                                U.S. Bank, N.A.
                               425 Walnut Street
                             Cincinnati, Ohio 45202

                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
                           PRICEWATERHOUSECOOPERS LLP
                           100 East Wisconsin Avenue
                                   Suite 1800
                           Milwaukee, Wisconsin 53202

                                 LEGAL COUNSEL
                              FOLEY & LARDNER LLP
                           777 East Wisconsin Avenue
                           Milwaukee, Wisconsin 53202

ITEM 2. CODE OF ETHICS.
-----------------------

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
----------------------------------------

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
-----------------------------------------------

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
----------------------------------------------

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.
--------------------------------

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
-------------------------------------------------------------------------
MANAGEMENT INVESTMENT COMPANIES.
--------------------------------

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
-------------------------------------------------------------------------

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
--------------------------------------------------------------------------
COMPANY AND AFFILIATED PURCHASERS.
----------------------------------

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
-------------------------------------------------------------

None.

ITEM 11.  CONTROLS AND PROCEDURES.
---------------------------------

(a) The disclosure controls and procedures of the Reynolds Funds, Inc. are periodically evaluated. As of March 24, 2006, the date of the last evaluation, we concluded that our disclosure controls and procedures are adequate.

(b) The internal controls of the Reynolds Funds, Inc. are periodically evaluated. There were no changes to Reynolds Funds' internal control over financial reporting that occurred during the first fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, such controls.

ITEM 12. EXHIBITS.
-----------------

(a)  Any code of ethics or amendment thereto. Not applicable.

(b) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(c) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

     Reynolds Funds, Inc.
     --------------------
     Registrant

     By  /s/ Frederick L. Reynolds
         --------------------------------------------------
         Frederick L. Reynolds, Principal Executive Officer

     Date  May 17, 2006
           ------------------------------------------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

     Reynolds Funds, Inc.
     --------------------
     Registrant

     By   /s/ Frederick L. Reynolds
          --------------------------------------------------
          Frederick L. Reynolds, Principal Financial Officer

     Date  May 17, 2006
           -------------------------------------------------